1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.7%)
Aames Mortgage Investment Trust,
Series 2006-1 A4
0.732%, 4/25/36(l)		$987,049	$946,812
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2 M2
0.862%, 5/25/35(l)		446,911	441,977
Popular ABS Mortgage Pass-Through Trust,
Series 2005-5 MV1
0.612%, 11/25/35(l)		602,926	591,160
Towd Point Mortgage Trust,
Series 2018-3 A2
3.875%, 5/25/58(l)§		345,000	372,532

Total Asset-Backed Securities			2,352,481

Collateralized Mortgage Obligations (4.0%)
Angel Oak Mortgage Trust,
Series 2019-5 A2
2.716%, 10/25/49(l)§		2,609,635	2,633,516
Connecticut Avenue Securities Trust,
Series 2018-R07 1M2
2.572%, 4/25/31(l)§		545,091	536,716
FNMA,
Series 2018-C06 1M2
2.172%, 3/25/31(l)		546,227	525,577
Residential Mortgage Loan Trust,
Series 2019-3 A1
2.633%, 9/25/59(l)§		1,293,807	1,314,692
TDA CAM FTA,
Series 9 B
0.210%, 4/28/50(l)(m)	EUR	800,000	619,217

Total Collateralized Mortgage Obligations			5,629,718

Commercial Mortgage-Backed Securities (5.3%)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 A
1.155%, 5/15/36(l)§		$730,000	728,176
FREMF Mortgage Trust,
Series 2015-K48 B
3.639%, 8/25/48(l)§		2,710,000	2,918,169
Series 2017-K61 C
3.684%, 12/25/49(l)§		1,305,000	1,352,310
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32 C
4.653%, 11/15/48(l)		2,765,280	2,448,202

Total Commercial Mortgage-Backed Securities			7,446,857

Corporate Bonds (48.1%)
Communication Services (2.3%)
Entertainment (0.8%)
Walt Disney Co. (The)
4.625%, 3/23/40		275,000	357,926
4.700%, 3/23/50		590,000	805,569

			1,163,495

Interactive Media & Services (0.9%)
Tencent Holdings Ltd.
3.240%, 6/3/50§		1,210,000	1,342,810

Media (0.6%)
Comcast Corp.
2.800%, 1/15/51		720,000	780,942

Total Communication Services			3,287,247

Consumer Discretionary (1.6%)
Automobiles (0.9%)
General Motors Co.
6.800%, 10/1/27		345,000	423,965
6.250%, 10/2/43		700,000	823,253

			1,247,218

Hotels, Restaurants & Leisure (0.6%)
McDonald’s Corp.
3.600%, 7/1/30		80,000	93,849
3.625%, 9/1/49		105,000	123,716
4.200%, 4/1/50		145,000	187,370
Scientific Games International, Inc.
5.000%, 10/15/25§		535,000	529,650

			934,585

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
3.375%, 3/27/50		90,000	109,905

Total Consumer Discretionary			2,291,708

Consumer Staples (1.5%)
Beverages (1.1%)
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 6/1/50		1,250,000	1,577,424

Food Products (0.4%)
BRF SA
4.875%, 1/24/30§		510,000	508,891

Total Consumer Staples			2,086,315

Energy (8.7%)
Oil, Gas & Consumable Fuels (8.7%)
Apache Corp.
4.250%, 1/15/44		1,725,000	1,544,255
Concho Resources, Inc.
4.875%, 10/1/47		1,035,000	1,247,811
Exxon Mobil Corp.
4.114%, 3/1/46		1,035,000	1,319,172
Petrobras Global Finance BV
6.900%, 3/19/49		1,895,000	2,108,318
Petroleos Mexicanos
6.500%, 6/2/41		665,000	538,442
7.690%, 1/23/50§		2,465,000	2,155,150
Saudi Arabian Oil Co.
4.375%, 4/16/49§		2,010,000	2,496,797
Total Capital International SA
3.127%, 5/29/50		780,000	879,345

			12,289,290

Total Energy			12,289,290

See Notes to Portfolio of Investments.

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1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (8.8%)
Banks (5.0%)
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 6.750%, 9/27/24(k)(m)(y)	$260,000	$247,488
Bank of America Corp.
(ICE LIBOR USD 3 Month + 3.15%), 4.083%, 3/20/51(k)	2,275,000	2,986,456
Itau Unibanco Holding SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.125%, 12/12/22(k)(m)(y)	1,155,000	1,099,069
JPMorgan Chase & Co.
(SOFR + 2.44%), 3.109%, 4/22/51(k)	425,000	480,512
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 3.77%), 4.478%, 4/4/31(k)	1,020,000	1,251,047
(ICE LIBOR USD 3 Month + 4.24%), 5.013%, 4/4/51(k)	700,000	1,006,631

		7,071,203

Capital Markets (2.6%)
Ares Capital Corp.
4.250%, 3/1/25	280,000	289,136
FS KKR Capital Corp.
4.750%, 5/15/22	287,000	290,135
4.625%, 7/15/24	150,000	150,384
Intercontinental Exchange, Inc.
3.000%, 6/15/50	760,000	872,302
Nasdaq, Inc.
3.250%, 4/28/50	505,000	573,574
Owl Rock Capital Corp.
5.250%, 4/15/24	1,110,000	1,173,206
4.000%, 3/30/25	335,000	334,816

		3,683,553

Consumer Finance (0.2%)
Toyota Motor Credit Corp.
3.375%, 4/1/30	190,000	225,115

Insurance (1.0%)
American International Group, Inc.
4.500%, 7/16/44	435,000	538,083
Markel Corp.
3.350%, 9/17/29	165,000	180,031
Prudential Financial, Inc.
4.350%, 2/25/50	145,000	188,598
Teachers Insurance & Annuity Association of America
3.300%, 5/15/50§	475,000	520,618

		1,427,330

Total Financials		12,407,201

Health Care (1.0%)
Biotechnology (1.0%)
Amgen, Inc.
3.150%, 2/21/40	815,000	920,072
3.375%, 2/21/50	405,000	475,110

		1,395,182

Total Health Care		1,395,182

Industrials (8.6%)
Aerospace & Defense (3.3%)
Boeing Co. (The)
3.750%, 2/1/50	3,045,000	2,760,903
5.805%, 5/1/50	555,000	650,404
3.950%, 8/1/59	365,000	335,017
General Dynamics Corp.
4.250%, 4/1/40	155,000	205,607
Northrop Grumman Corp.
5.150%, 5/1/40	235,000	334,842
5.250%, 5/1/50	235,000	356,362

		4,643,135

Air Freight & Logistics (2.0%)
FedEx Corp.
5.250%, 5/15/50	1,055,000	1,400,864
United Parcel Service, Inc.
5.200%, 4/1/40	220,000	317,291
5.300%, 4/1/50	760,000	1,155,768

		2,873,923

Airlines (1.3%)
Delta Air Lines, Inc.
7.000%, 5/1/25§	493,000	525,045
Southwest Airlines Co.
5.125%, 6/15/27	1,275,000	1,341,938

		1,866,983

Industrial Conglomerates (1.5%)
3M Co.
3.700%, 4/15/50	285,000	368,197
General Electric Co.
4.350%, 5/1/50	1,695,000	1,756,053

		2,124,250

Machinery (0.4%)
Snap-on, Inc.
3.100%, 5/1/50	560,000	606,543

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
4.700%, 9/1/45	75,000	106,088

Total Industrials		12,220,922

Information Technology (7.9%)
IT Services (1.4%)
International Business Machines Corp.
4.250%, 5/15/49	1,505,000	1,972,223

Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.
4.750%, 3/25/50	415,000	602,746
4.950%, 3/25/60	150,000	229,747
NVIDIA Corp.
3.500%, 4/1/40	195,000	235,027
3.500%, 4/1/50	300,000	356,714
NXP BV
3.400%, 5/1/30§	515,000	568,282

		1,992,516

Software (3.1%)
Oracle Corp.
3.600%, 4/1/50	1,010,000	1,206,778
3.850%, 4/1/60	1,130,000	1,417,391
VMware, Inc.
4.700%, 5/15/30	1,465,000	1,713,860

		4,338,029

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.
2.650%, 5/11/50		$370,000	$409,332
Dell International LLC
7.125%, 6/15/24§		485,000	503,794
6.020%, 6/15/26§		1,535,000	1,801,336
Hewlett Packard Enterprise Co.
6.200%, 10/15/35(e)		75,000	93,585

			2,808,047

Total Information Technology			11,110,815

Materials (5.7%)
Chemicals (0.3%)
LYB International Finance III LLC
4.200%, 5/1/50		365,000	414,771

Construction Materials (0.7%)
Cemex SAB de CV
7.375%, 6/5/27§		940,000	1,002,143

Metals & Mining (4.7%)
Anglo American Capital plc
5.625%, 4/1/30§		990,000	1,238,972
First Quantum Minerals Ltd.
6.500%, 3/1/24§		590,000	568,766
Freeport-McMoRan, Inc.
5.450%, 3/15/43		2,640,000	2,931,192
Nucor Corp.
2.700%, 6/1/30		535,000	579,608
Steel Dynamics, Inc.
3.450%, 4/15/30		1,145,000	1,287,334

			6,605,872

Total Materials			8,022,786

Utilities (2.0%)
Electric Utilities (0.3%)
Exelon Corp.
4.050%, 4/15/30		140,000	168,726
4.700%, 4/15/50		200,000	274,681

			443,407

Independent Power and Renewable Electricity Producers (0.9%)
AES Corp. (The)
3.950%, 7/15/30§		1,205,000	1,304,772

Multi-Utilities (0.8%)
Consolidated Edison Co. of New York, Inc.
Series 20A
3.350%, 4/1/30		750,000	877,913
Series 20B
3.950%, 4/1/50		210,000	270,164

			1,148,077

Total Utilities			2,896,256

Total Corporate Bonds			68,007,722

Foreign Government Securities (25.0%)
Bonos and Obligaciones del Estado
2.700%, 10/31/48(m)	EUR	1,250,000	2,054,566
Hungary Government Bond
6.750%, 10/22/28	HUF	175,000,000	821,817
3.000%, 8/21/30		855,000,000	3,160,557
Mex Bonos Desarr Fix Rt
8.000%, 11/7/47	MXN	79,300,000	4,038,715
Series M
6.500%, 6/9/22		290,100,000	13,491,507
Republic of Indonesia
8.250%, 5/15/29	IDR	15,200,000,000	1,136,356
7.500%, 6/15/35		51,900,000,000	3,633,889
7.500%, 4/15/40		53,300,000,000	3,675,296
Republic of South Africa
8.750%, 2/28/48	ZAR	75,000,000	3,392,831

Total Foreign Government Securities			35,405,534

U.S. Treasury Obligation (9.3%)
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.219%, 4/30/22(k)		$13,165,000	13,178,697

Total U.S. Treasury Obligation			13,178,697

Total Long-Term Debt Securities (93.4%) (Cost $123,216,791)			132,021,009

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares		1,857,662	1,859,148

Total Short-Term Investment (1.3%) (Cost $1,859,165)			1,859,148

Total Investments in Securities (94.7%) (Cost $125,075,956)			133,880,157
Other Assets Less Liabilities (5.3%)			7,420,722

Net Assets (100%)			$141,300,879

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2020, the market value of these securities amounted to $24,923,137 or 17.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2020, the market value of these securities amounted to $4,020,340 or 2.8% of net assets.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2020.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CHF — Swiss Franc

CLP — Chilean Peso

EUR — European Currency Unit

FNMA — Federal National Mortgage Association

GBP — British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korean (South) Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PLN — Polish Zloty

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Belgium	1.1%
Brazil	2.6
China	0.9
France	0.6
Hungary	2.8
Indonesia	6.0
Mexico	15.2
Netherlands	0.4
Saudi Arabia	1.8
South Africa	3.3
Spain	1.9
United States	57.7
Zambia	0.4
Cash and Other	5.3

100.0%

Futures contracts outstanding as of July 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	51	9/2020	EUR	8,830,490	373,984

					373,984

Short Contracts
Euro-Buxl	(27)	9/2020	EUR	(7,150,958)	(321,907)
Euro-OAT	(158)	9/2020	EUR	(31,407,092)	(287,352)
U.S. Treasury 10 Year Note	(96)	9/2020	USD	(13,447,500)	(241,688)
U.S. Treasury Ultra Bond	(24)	9/2020	USD	(5,464,500)	(287,479)

					(1,138,426)

					(764,442)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of July 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,146,020	NZD	1,720,000	Citibank NA	8/4/2020	5,316
AUD	4,950,000	USD	3,224,554	HSBC Bank plc	8/5/2020	311,988
AUD	3,460,000	USD	2,456,479	National Australia Bank Ltd.	8/6/2020	15,538
USD	2,396,713	PEN	8,400,000	HSBC Bank plc**	8/6/2020	19,861
HUF	1,710,000,000	USD	5,487,676	HSBC Bank plc	8/7/2020	361,049
MXN	111,700,000	USD	4,542,247	Barclays Bank plc	8/13/2020	470,782
MXN	155,000,000	USD	6,714,907	Citibank NA	8/13/2020	241,400
MXN	25,500,000	USD	1,071,282	JPMorgan Chase Bank	8/13/2020	73,142
USD	3,605,584	ZAR	60,700,000	Citibank NA	8/14/2020	58,525
NOK	22,000,000	USD	2,178,520	HSBC Bank plc	8/18/2020	238,768
JPY	630,000,000	USD	5,822,416	Citibank NA	8/26/2020	130,570
GBP	4,470,000	USD	5,707,081	Barclays Bank plc	8/28/2020	144,934
GBP	1,550,000	USD	1,940,089	HSBC Bank plc	8/28/2020	89,134
EUR	2,445,000	USD	2,722,583	HSBC Bank plc	9/2/2020	159,323
EUR	5,280,000	USD	5,959,615	JPMorgan Chase Bank	9/2/2020	263,889
GBP	3,120,000	USD	3,873,620	Citibank NA	9/8/2020	211,260
GBP	800,000	USD	1,019,029	JPMorgan Chase Bank	9/8/2020	28,376
CHF	3,090,000	USD	3,262,326	Citibank NA	9/11/2020	120,190
CLP	9,240,000,000	USD	11,599,896	HSBC Bank plc**	9/15/2020	610,385
KRW	2,710,000,000	USD	2,263,237	HSBC Bank plc**	9/15/2020	11,683
EUR	2,445,000	USD	2,724,429	HSBC Bank plc	10/2/2020	159,408
EUR	580,000	USD	682,187	JPMorgan Chase Bank	10/2/2020	1,914
BRL	31,250,000	USD	5,798,037	HSBC Bank plc**	10/9/2020	178,307
USD	5,403,384	BRL	28,170,000	HSBC Bank plc**	10/9/2020	16,068
PLN	8,900,000	USD	2,252,908	Citibank NA	10/16/2020	124,650
PLN	1,340,000	USD	350,824	HSBC Bank plc	10/16/2020	7,145
KRW	13,260,000,000	USD	11,081,860	Citibank NA**	10/28/2020	53,052
USD	13,644,774	NZD	20,520,000	JPMorgan Chase Bank	11/4/2020	35,563

Total unrealized appreciation						4,142,220

NZD	20,230,000	USD	13,451,756	JPMorgan Chase Bank	8/4/2020	(35,220)
USD	12,081,699	NZD	18,510,000	JPMorgan Chase Bank	8/4/2020	(194,133)
USD	3,175,489	AUD	4,950,000	HSBC Bank plc	8/5/2020	(361,052)
PEN	8,400,000	USD	2,452,672	HSBC Bank plc**	8/6/2020	(75,819)
USD	4,220,623	AUD	6,550,000	HSBC Bank plc	8/6/2020	(459,061)
USD	4,483,485	AUD	6,280,000	JPMorgan Chase Bank	8/6/2020	(3,296)
USD	5,571,043	HUF	1,710,000,000	Citibank NA	8/7/2020	(277,682)
USD	755,476	MXN	18,100,000	Citibank NA	8/13/2020	(56,841)
USD	11,048,810	MXN	251,100,000	HSBC Bank plc	8/13/2020	(220,406)
USD	1,028,763	MXN	23,000,000	National Australia Bank Ltd.	8/13/2020	(3,463)
USD	796,675	NOK	7,400,000	Citibank NA	8/18/2020	(16,412)
USD	1,538,420	NOK	14,600,000	HSBC Bank plc	8/18/2020	(65,780)
JPY	427,000,000	USD	4,057,589	Citibank NA	8/26/2020	(22,787)
USD	4,065,070	HUF	1,190,000,000	HSBC Bank plc	8/26/2020	(4,389)
USD	9,400,664	JPY	1,011,000,000	Citibank NA	8/26/2020	(152,462)
USD	429,245	JPY	46,000,000	HSBC Bank plc	8/26/2020	(5,418)
USD	3,422,751	GBP	2,760,000	Citibank NA	8/28/2020	(190,574)
USD	5,723,724	EUR	5,045,000	Citibank NA	9/2/2020	(222,787)
USD	3,236,788	CHF	3,090,000	Goldman Sachs Bank USA	9/11/2020	(145,728)
USD	2,348,647	CHF	2,210,000	HSBC Bank plc	9/11/2020	(70,563)
USD	280,057	CHF	260,000	Morgan Stanley	9/11/2020	(4,556)
USD	3,622,820	CLP	2,850,000,000	HSBC Bank plc**	9/15/2020	(143,338)
USD	10,864,060	EUR	9,645,000	Citibank NA	10/2/2020	(512,060)
BRL	9,950,000	USD	1,920,208	HSBC Bank plc**	10/9/2020	(17,341)
USD	6,752,816	IDR	101,900,000,000	JPMorgan Chase Bank**	10/27/2020	(167,518)
USD	4,056,761	KRW	4,860,000,000	Citibank NA**	10/28/2020	(24,361)
RUB	381,000,000	USD	5,313,104	Citibank NA**	10/29/2020	(227,869)
PEN	8,400,000	USD	2,394,459	HSBC Bank plc**	11/6/2020	(20,765)

Total unrealized depreciation						(3,701,681)

Net unrealized appreciation						440,539

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of July 31, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Goodyear Tire & Rubber Co. (The)	5.00	Quarterly	6/20/2022	1.68	USD	1,010,000	72,679	(4,515)	68,164
United States Steel Corp.	5.00	Quarterly	6/20/2021	10.65	USD	520,000	18,308	(40,176)	(21,868)

							90,987	(44,691)	46,296

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,352,481	$—	$2,352,481
Collateralized Mortgage Obligations	—	5,629,718	—	5,629,718
Commercial Mortgage-Backed Securities	—	7,446,857	—	7,446,857
Corporate Bonds
Communication Services	—	3,287,247	—	3,287,247
Consumer Discretionary	—	2,291,708	—	2,291,708
Consumer Staples	—	2,086,315	—	2,086,315
Energy	—	12,289,290	—	12,289,290
Financials	—	12,407,201	—	12,407,201
Health Care	—	1,395,182	—	1,395,182
Industrials	—	12,220,922	—	12,220,922
Information Technology	—	11,110,815	—	11,110,815
Materials	—	8,022,786	—	8,022,786
Utilities	—	2,896,256	—	2,896,256
Foreign Government Securities	—	35,405,534	—	35,405,534
Forward Currency Contracts	—	4,142,220	—	4,142,220
Futures	373,984	—	—	373,984
Short-Term Investment
Investment Company	1,859,148	—	—	1,859,148
U.S. Treasury Obligations	—	13,178,697	—	13,178,697

Total Assets	$2,233,132	$136,163,229	$—	$138,396,361

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(44,691)	$—	$(44,691)
Forward Currency Contracts	—	(3,701,681)	—	(3,701,681)
Futures	(1,138,426)	—	—	(1,138,426)

Total Liabilities	$(1,138,426)	$(3,746,372)	$—	$(4,884,798)

Total	$1,094,706	$132,416,857	$—	$133,511,563

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,287,989
Aggregate gross unrealized depreciation	(6,080,855)

Net unrealized appreciation	$8,207,134

Federal income tax cost of investments in securities and derivative instruments, if applicable	$125,395,416

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.9%)
CSMC Trust,
Series 2019-JR1 A1
4.095%, 9/27/66(l)§	$505,684	$503,251
GSAA Home Equity Trust,
Series 2007-9 A2A
6.500%, 8/25/47	389,313	283,896
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL2 A1
3.844%, 12/27/58(e)§	268,269	268,272
PRPM LLC,
Series 2019-2A A1
3.967%, 4/25/24(e)§	397,840	400,033
Vericrest Opportunity Loan Trust,
Series 2019-NPL4 A1A
3.351%, 8/25/49(e)§	473,090	472,335

Total Asset-Backed Securities		1,927,787

Collateralized Mortgage Obligations (15.0%)
Alternative Loan Trust,
Series 2005-11CB 2A6
5.500%, 6/25/25	438,727	438,918
Banc of America Alternative Loan Trust,
Series 2006-5 CB14
6.000%, 6/25/46(l)	217,950	209,285
BRAVO Residential Funding Trust,
Series 2020-RPL1 M1
3.250%, 5/26/59(l)§	500,000	520,689
CHL Mortgage Pass-Through Trust,
Series 2006-20 1A33
6.000%, 2/25/37	575,647	453,735
Series 2006-OA5 2A1
0.372%, 4/25/46(l)	713,421	584,223
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,399,488	1,563,766
Series 4894 ZE
3.500%, 7/15/49	1,454,022	1,567,288
FNMA,
Series 2013-5 EZ
2.000%, 8/25/42	762,444	783,632
Series 2017-4 CH
3.000%, 6/25/42	84,533	85,482
Series 2018-21
(Zero Coupon), 4/25/48 PO	329,685	309,446
GCAT LLC,
Series 2020-1 A1
2.981%, 1/26/60(e)§	250,715	245,456
GNMA,
Series 2016-93 LA
3.000%, 5/20/45	1,287,964	1,312,785
HarborView Mortgage Loan Trust,
Series 2005-8 1A2A
0.847%, 9/19/35(l)	504,209	422,628
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	341,616	365,092
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	500,638	481,152
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-7 A1
6.000%, 6/25/37	253,336	252,325
Series 2007-AR6 A2
4.250%, 10/25/37(l)	317,487	299,732

Total Collateralized Mortgage Obligations		9,895,634

Corporate Bonds (16.0%)
Communication Services (1.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.250%, 3/1/37	15,000	19,355
6.375%, 3/1/41	60,000	86,464
CCO Holdings LLC
5.750%, 2/15/26§	30,000	31,350
5.000%, 2/1/28§	30,000	31,762
CenturyLink, Inc.
5.125%, 12/15/26§	30,000	31,350
4.000%, 2/15/27§	25,000	26,091
Cincinnati Bell, Inc.
7.000%, 7/15/24§	20,000	20,606
Frontier Communications Corp.
8.000%, 4/1/27(e)(h)§	35,000	36,137
Intelsat Jackson Holdings SA
8.500%, 10/15/24(h)§	30,000	19,800
Telesat Canada
6.500%, 10/15/27§	10,000	10,266
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.492%, 5/15/25(k)	70,000	71,486
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	30,000	30,066
6.125%, 3/1/28§	15,000	15,488

		430,221

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	45,000	45,423
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	30,000	32,250

		77,673

Media (0.8%)
Cengage Learning, Inc.
9.500%, 6/15/24§	25,000	16,437
Charter Communications Operating LLC
4.908%, 7/23/25	110,000	127,332
Comcast Corp.
3.700%, 4/15/24	85,000	94,744
3.400%, 4/1/30	60,000	70,337
Diamond Sports Group LLC
5.375%, 8/15/26§	20,000	15,400
DISH DBS Corp.
5.875%, 11/15/24	25,000	26,068
Gray Television, Inc.
7.000%, 5/15/27§	45,000	49,106
iHeartCommunications, Inc.
8.375%, 5/1/27	5,000	4,976
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	50,000	59,165
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	20,000	21,381
Scripps Escrow, Inc.
5.875%, 7/15/27§	25,000	25,125
Sirius XM Radio, Inc.
4.125%, 7/1/30§	35,000	36,892

		546,963

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (0.2%)
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	$15,000	$13,819
Sprint Corp.
7.125%, 6/15/24	45,000	52,438
T-Mobile USA, Inc.
3.750%, 4/15/27§	15,000	16,992
2.050%, 2/15/28§	45,000	46,203

		129,452

Total Communication Services		1,184,309

Consumer Discretionary (1.8%)
Auto Components (0.1%)
Clarios Global LP
6.250%, 5/15/26§	15,000	16,052
Dana, Inc.
5.625%, 6/15/28	35,000	36,750
Icahn Enterprises LP
5.250%, 5/15/27	25,000	26,225

		79,027

Automobiles (0.0%)
Ford Motor Co.
9.000%, 4/22/25	20,000	23,562

Distributors (0.1%)
Performance Food Group, Inc.
5.500%, 10/15/27§	35,000	36,050

Hotels, Restaurants & Leisure (0.8%)
1011778 BC ULC
5.000%, 10/15/25§	20,000	20,500
Boyd Gaming Corp.
4.750%, 12/1/27§	35,000	33,512
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	31,557
Carnival Corp.
11.500%, 4/1/23§	10,000	10,850
Colt Merger Sub, Inc.
6.250%, 7/1/25§	35,000	36,466
Golden Nugget, Inc.
6.750%, 10/15/24§	45,000	31,106
Hilton Domestic Operating Co., Inc.
5.375%, 5/1/25§	5,000	5,212
5.750%, 5/1/28§	5,000	5,319
IRB Holding Corp.
6.750%, 2/15/26§	35,000	35,175
McDonald’s Corp.
3.600%, 7/1/30	55,000	64,521
MGM Resorts International
6.750%, 5/1/25	50,000	51,875
Scientific Games International, Inc.
7.250%, 11/15/29§	20,000	18,450
Six Flags Theme Parks, Inc.
7.000%, 7/1/25§	55,000	58,987
Twin River Worldwide Holdings, Inc.
6.750%, 6/1/27§	30,000	29,175
Viking Cruises Ltd.
13.000%, 5/15/25§	10,000	10,866
5.875%, 9/15/27§	55,000	35,200
Yum! Brands, Inc.
7.750%, 4/1/25§	10,000	11,125

		489,896

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	35,000	35,394
Tempur Sealy International, Inc.
5.500%, 6/15/26	30,000	31,350

		66,744

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc.
3.250%, 2/15/30	70,000	65,903

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	50,000	52,522

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	110,000	124,771
Nordstrom, Inc.
8.750%, 5/15/25§	5,000	5,469

		130,240

Specialty Retail (0.2%)
Asbury Automotive Group, Inc.
4.500%, 3/1/28§	5,000	5,113
4.750%, 3/1/30§	6,000	6,135
Carvana Co.
8.875%, 10/1/23§	10,000	10,450
Home Depot, Inc. (The)
3.900%, 6/15/47	45,000	59,669
PetSmart, Inc.
7.125%, 3/15/23§	35,000	35,175
5.875%, 6/1/25§	12,000	12,300
Staples, Inc.
7.500%, 4/15/26§	35,000	30,662

		159,504

Textiles, Apparel & Luxury Goods (0.1%)
William Carter Co. (The)
5.500%, 5/15/25§	75,000	79,805

Total Consumer Discretionary		1,183,253

Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	50,000	64,024
Constellation Brands, Inc.
3.150%, 8/1/29	105,000	116,501

		180,525

Food & Staples Retailing (0.0%)
Albertsons Cos., Inc.
4.625%, 1/15/27§	30,000	31,752
US Foods, Inc.
6.250%, 4/15/25§	5,000	5,350

		37,102

Food Products (0.5%)
B&G Foods, Inc.
5.250%, 4/1/25	20,000	20,903
5.250%, 9/15/27	15,000	15,895
JBS USA LUX SA
5.875%, 7/15/24§	10,000	10,225
5.750%, 6/15/25§	5,000	5,163
6.750%, 2/15/28§	43,000	48,052
Kraft Heinz Foods Co.
5.000%, 7/15/35	15,000	17,390
5.200%, 7/15/45	35,000	39,547
Post Holdings, Inc.
4.625%, 4/15/30§	30,000	31,500

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Smithfield Foods, Inc.
4.250%, 2/1/27§	$115,000	$119,711

		308,386

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	35,000	37,541
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	30,000	30,525

		68,066

Tobacco (0.1%)
Altria Group, Inc.
4.450%, 5/6/50	60,000	71,397

Total Consumer Staples		665,476

Energy (1.7%)
Energy Equipment & Services (0.2%)
Tervita Corp.
7.625%, 12/1/21§	30,000	23,775
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	27,075
Transocean, Inc.
8.000%, 2/1/27§	25,000	12,250
USA Compression Partners LP
6.875%, 9/1/27	50,000	51,000

		114,100

Oil, Gas & Consumable Fuels (1.5%)
Antero Midstream Partners LP
5.750%, 3/1/27§	16,000	13,997
Apache Corp.
4.375%, 10/15/28	20,000	19,975
Cenovus Energy, Inc.
5.375%, 7/15/25	20,000	19,950
Cheniere Energy Partners LP
5.250%, 10/1/25	15,000	15,375
5.625%, 10/1/26	25,000	26,406
Energy Transfer Operating LP
4.750%, 1/15/26	45,000	48,949
4.200%, 4/15/27	5,000	5,231
EOG Resources, Inc.
4.375%, 4/15/30	50,000	60,838
EQM Midstream Partners LP
6.500%, 7/1/27§	35,000	38,591
EQT Corp.
6.125%, 2/1/25(e)	20,000	21,950
Exxon Mobil Corp.
2.610%, 10/15/30	25,000	27,662
4.227%, 3/19/40	10,000	12,828
Gulfport Energy Corp.
6.375%, 5/15/25	30,000	14,700
Hess Midstream Operations LP
5.125%, 6/15/28§	35,000	35,437
Hilcorp Energy I LP
6.250%, 11/1/28§	30,000	27,600
Indigo Natural Resources LLC
6.875%, 2/15/26§	15,000	14,475
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	45,000	62,296
Marathon Petroleum Corp.
5.125%, 12/15/26	55,000	64,962
MEG Energy Corp.
7.125%, 2/1/27§	50,000	44,375
Oasis Petroleum, Inc.
6.875%, 3/15/22	45,000	8,156
Occidental Petroleum Corp.
8.000%, 7/15/25	15,000	16,378
3.500%, 8/15/29	20,000	17,776
Parkland Corp.
5.875%, 7/15/27§	55,000	58,162
Parsley Energy LLC
5.625%, 10/15/27§	35,000	36,531
Peabody Energy Corp.
6.000%, 3/31/22§	20,000	12,600
QEP Resources, Inc.
5.625%, 3/1/26	35,000	20,387
Rattler Midstream LP
5.625%, 7/15/25§	15,000	15,822
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	55,000	63,329
Sunoco LP
6.000%, 4/15/27	15,000	15,825
Targa Resources Partners LP
5.500%, 3/1/30§	30,000	31,681
Total Capital International SA
3.386%, 6/29/60	55,000	64,056
Viper Energy Partners LP
5.375%, 11/1/27§	25,000	26,226
Western Midstream Operating LP
3.100%, 2/1/25(e)	20,000	19,854
WPX Energy, Inc.
5.875%, 6/15/28	20,000	20,250
4.500%, 1/15/30	20,000	18,596

		1,021,226

Total Energy		1,135,326

Financials (3.3%)
Banks (1.1%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	55,000	64,553
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	60,000	66,563
Bank of Nova Scotia (The)
1.625%, 5/1/23	80,000	82,252
3.400%, 2/11/24	35,000	38,248
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.486%, 5/17/24(k)	120,000	120,708
Commonwealth Bank of Australia
3.900%, 7/12/47§	50,000	65,026
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.10%), 1.418%, 6/7/21(k)	70,000	70,511
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 1.084%, 3/2/23(k)	120,000	119,988
Santander Holdings USA, Inc.
3.400%, 1/18/23	115,000	120,342

		748,191

Capital Markets (0.4%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	110,000	120,281
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	110,000	118,681

		238,962

Consumer Finance (1.1%)
American Express Co.
3.400%, 2/22/24	115,000	126,056
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.988%, 1/30/23(k)	130,000	129,532

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Discover Financial Services
4.100%, 2/9/27	$85,000	$94,310
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.294%, 1/5/23(k)	105,000	102,184
John Deere Capital Corp.
2.600%, 3/7/24	120,000	128,525
Navient Corp.
5.000%, 3/15/27	15,000	14,362
OneMain Finance Corp.
6.625%, 1/15/28	30,000	34,252
5.375%, 11/15/29	15,000	15,938
Synchrony Financial
3.950%, 12/1/27	60,000	63,297

		708,456

Diversified Financial Services (0.1%)
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	45,000	46,069
Verscend Escrow Corp.
9.750%, 8/15/26§	32,000	35,393

		81,462

Insurance (0.5%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	21,100
Athene Global Funding
3.000%, 7/1/22§	70,000	71,949
GTCR AP Finance, Inc.
8.000%, 5/15/27§	30,000	31,575
NFP Corp.
6.875%, 7/15/25§	45,000	46,364
6.875%, 8/15/28§	20,000	20,050
Prudential Financial, Inc.
3.905%, 12/7/47	55,000	66,091
Willis North America, Inc.
4.500%, 9/15/28	55,000	65,820

		322,949

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	35,000	36,400

Total Financials		2,136,420

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	100,000	131,178

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	30,000	31,350

Health Care Providers & Services (1.0%)
Anthem, Inc.
2.375%, 1/15/25	60,000	64,211
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.165%, 7/15/23(k)	95,000	95,736
4.900%, 12/15/48	95,000	133,243
CVS Health Corp.
5.050%, 3/25/48	75,000	103,119
HCA, Inc.
4.125%, 6/15/29	55,000	64,225
LifePoint Health, Inc.
6.750%, 4/15/25§	10,000	10,800
4.375%, 2/15/27§	25,000	25,466
Molina Healthcare, Inc.
4.375%, 6/15/28§	10,000	10,592
Radiology Partners, Inc.
9.250%, 2/1/28§	25,000	25,062
Select Medical Corp.
6.250%, 8/15/26§	55,000	59,263
West Street Merger Sub, Inc.
6.375%, 9/1/25§	35,000	35,525

		627,242

Pharmaceuticals (0.3%)
Bausch Health Cos., Inc.
6.250%, 2/15/29§	60,000	63,663
Eli Lilly and Co.
3.950%, 3/15/49	100,000	136,700

		200,363

Total Health Care		990,133

Industrials (1.9%)
Aerospace & Defense (0.5%)
Bombardier, Inc.
6.000%, 10/15/22§	30,000	27,750
BWX Technologies, Inc.
4.125%, 6/30/28§	50,000	52,250
Lockheed Martin Corp.
4.700%, 5/15/46	95,000	138,469
TransDigm, Inc.
8.000%, 12/15/25§	5,000	5,419
6.250%, 3/15/26§	55,000	58,025
6.375%, 6/15/26	15,000	14,700
5.500%, 11/15/27	30,000	28,461
Triumph Group, Inc.
7.750%, 8/15/25	15,000	9,525

		334,599

Airlines (0.1%)
Mileage Plus Holdings LLC
6.500%, 6/20/27§	45,000	46,575

Building Products (0.2%)
Builders FirstSource, Inc.
6.750%, 6/1/27§	30,000	33,075
Griffon Corp.
5.750%, 3/1/28	50,000	51,500
Owens Corning
4.400%, 1/30/48	60,000	65,760

		150,335

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	30,000	32,025
9.750%, 7/15/27§	30,000	33,300
Aramark Services, Inc.
6.375%, 5/1/25§	45,000	47,328
Garda World Security Corp.
8.750%, 5/15/25§	30,000	30,525
GFL Environmental, Inc.
5.125%, 12/15/26§	35,000	37,133
8.500%, 5/1/27§	12,000	13,428
KAR Auction Services, Inc.
5.125%, 6/1/25§	35,000	34,825

		228,564

Construction & Engineering (0.1%)
AECOM
5.125%, 3/15/27	45,000	49,500

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	30,000	32,700

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Jaguar Holding Co. II
5.000%, 6/15/28§	$15,000	$15,952

		48,652

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
3.050%, 2/15/51	60,000	70,676
CSX Corp.
3.800%, 11/1/46	55,000	67,711
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	5,000	4,575
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	55,000	61,345
Uber Technologies, Inc.
7.500%, 9/15/27§	25,000	26,188

		230,495

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	65,000	65,324
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	45,000	43,987
United Rentals North America, Inc.
6.500%, 12/15/26	20,000	22,112
5.250%, 1/15/30	25,000	27,375

		158,798

Total Industrials		1,247,518

Information Technology (0.9%)
IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24§	15,000	8,100
Tempo Acquisition LLC
6.750%, 6/1/25§	50,000	51,812

		59,912

Semiconductors & Semiconductor Equipment (0.3%)
NXP BV
3.875%, 6/18/26§	115,000	129,730
Xilinx, Inc.
2.375%, 6/1/30	60,000	65,055

		194,785

Software (0.2%)
BY Crown Parent LLC
4.250%, 1/31/26§	15,000	15,530
CDK Global, Inc.
5.250%, 5/15/29§	10,000	10,950
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	40,000	42,650
Oracle Corp.
3.600%, 4/1/50	55,000	65,716

		134,846

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
4.650%, 2/23/46	75,000	108,189
2.950%, 9/11/49	25,000	28,559
NetApp, Inc.
1.875%, 6/22/25	65,000	67,377

		204,125

Total Information Technology		593,668

Materials (0.6%)
Chemicals (0.1%)
Gates Global LLC
6.250%, 1/15/26§	15,000	15,600
Nutrien Ltd.
4.200%, 4/1/29	50,000	59,544

		75,144

Containers & Packaging (0.3%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	40,000	40,700
Packaging Corp. of America
3.000%, 12/15/29	60,000	66,497
Silgan Holdings, Inc.
4.125%, 2/1/28	30,000	30,862
WRKCo, Inc.
3.750%, 3/15/25	55,000	60,517

		198,576

Metals & Mining (0.2%)
Arconic Corp.
6.125%, 2/15/28§	35,000	37,231
Novelis Corp.
4.750%, 1/30/30§	45,000	46,913
SunCoke Energy Partners LP
7.500%, 6/15/25§	30,000	27,600

		111,744

Total Materials		385,464

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	110,000	121,980
American Tower Corp. (REIT)
3.950%, 3/15/29	55,000	65,285
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	55,000	62,698
3.300%, 7/1/30	30,000	33,871
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	35,000	35,753
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	45,000	47,531
VICI Properties LP (REIT)
3.750%, 2/15/27§	5,000	4,987
4.125%, 8/15/30§	15,000	15,180

		387,285

Real Estate Management & Development (0.0%)
Realogy Group LLC
7.625%, 6/15/25§	10,000	10,475

Total Real Estate		397,760

Utilities (0.9%)
Electric Utilities (0.5%)
Georgia Power Co.
Series A
2.200%, 9/15/24	60,000	63,613
Monongahela Power Co.
5.400%, 12/15/43§	70,000	97,312
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	60,000	64,680
PG&E Corp.
5.000%, 7/1/28	45,000	46,190

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Pinnacle West Capital Corp.
1.300%, 6/15/25	$60,000	$61,461

		333,256

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	50,000	66,494
East Ohio Gas Co. (The)
3.000%, 6/15/50§	65,000	71,249

		137,743

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp.
5.125%, 3/15/28§	25,000	25,950
4.625%, 2/1/29§	15,000	15,131

		41,081

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	65,000	70,830

Total Utilities		582,910

Total Corporate Bonds		10,502,237

U.S. Treasury Obligations (11.3%)
U.S. Treasury Bonds
1.125%, 5/15/40	210,000	215,601
3.125%, 2/15/43	230,000	323,808
3.625%, 8/15/43	200,000	303,060
2.750%, 11/15/47	230,000	314,592
1.250%, 5/15/50	250,000	253,293
U.S. Treasury Notes
1.750%, 11/30/21	500,000	510,700
0.125%, 7/31/22	400,000	400,109
0.125%, 7/15/23	880,000	880,133
2.125%, 9/30/24	340,000	367,436
2.250%, 10/31/24	350,000	380,608
2.750%, 2/28/25	210,000	234,396
0.250%, 7/31/25	710,000	711,277
3.000%, 9/30/25	340,000	388,136
2.250%, 3/31/26	290,000	322,021
1.625%, 10/31/26	340,000	367,049
0.375%, 7/31/27	640,000	639,306
2.250%, 11/15/27	340,000	385,058
0.625%, 5/15/30	400,000	403,387

Total U.S. Treasury Obligations		7,399,970

Total Long-Term Debt Securities (45.2%) (Cost $28,770,879)		29,725,628

	Number of Shares
COMMON STOCKS:
Communication Services (3.1%)
Interactive Media & Services (2.3%)
Alphabet, Inc., Class A*	526	782,662
Facebook, Inc., Class A*	2,971	753,653

		1,536,315

Media (0.8%)
Comcast Corp., Class A	12,557	537,440

Total Communication Services		2,073,755

Consumer Discretionary (3.4%)
Internet & Direct Marketing Retail (2.2%)
Amazon.com, Inc.*	386	1,221,567
Booking Holdings, Inc.*	130	216,077

		1,437,644

Multiline Retail (0.9%)
Dollar General Corp.	1,699	323,490
Target Corp.	2,446	307,902

		631,392

Specialty Retail (0.3%)
Ross Stores, Inc.	2,154	193,149

Total Consumer Discretionary		2,262,185

Consumer Staples (2.2%)
Beverages (0.6%)
Constellation Brands, Inc., Class A	2,260	402,732

Food & Staples Retailing (0.2%)
Sysco Corp.	2,160	114,156

Household Products (0.9%)
Procter & Gamble Co. (The)	4,405	577,584

Tobacco (0.5%)
Philip Morris International, Inc.	4,263	327,441

Total Consumer Staples		1,421,913

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Exxon Mobil Corp.	6,706	282,188
Pioneer Natural Resources Co.	1,538	149,063

		431,251

Total Energy		431,251

Financials (2.9%)
Banks (1.4%)
Citigroup, Inc.	7,637	381,927
First Republic Bank	2,042	229,684
Truist Financial Corp.	7,444	278,852

		890,463

Capital Markets (0.7%)
Charles Schwab Corp. (The)	6,825	226,248
Intercontinental Exchange, Inc.	2,773	268,371

		494,619

Insurance (0.8%)
Aflac, Inc.	6,461	229,818
Willis Towers Watson plc	1,328	278,893

		508,711

Total Financials		1,893,793

Health Care (4.1%)
Biotechnology (0.5%)
BioMarin Pharmaceutical, Inc.*	1,550	185,706
Vertex Pharmaceuticals, Inc.*	428	116,416

		302,122

Health Care Equipment & Supplies (1.0%)
Alcon, Inc.*	3,707	222,346
Boston Scientific Corp.*	11,664	449,880

		672,226

Health Care Providers & Services (1.3%)
Anthem, Inc.	1,332	364,702
UnitedHealth Group, Inc.	1,623	491,412

		856,114

Pharmaceuticals (1.3%)
AstraZeneca plc (ADR)	6,329	353,032
Roche Holding AG (ADR)	8,181	352,601
Zoetis, Inc.	1,220	185,049

		890,682

Total Health Care		2,721,144

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (1.9%)
Aerospace & Defense (0.4%)
Boeing Co. (The)	1,532	$242,056

Electrical Equipment (0.4%)
AMETEK, Inc.	3,160	294,670

Industrial Conglomerates (0.6%)
Honeywell International, Inc.	2,530	377,906

Machinery (0.5%)
Parker-Hannifin Corp.	1,711	306,132

Total Industrials		1,220,764

Information Technology (8.9%)
Communications Equipment (0.4%)
Motorola Solutions, Inc.	2,088	291,903

Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	11,579	358,949

IT Services (1.6%)
PayPal Holdings, Inc.*	2,574	504,684
Visa, Inc., Class A	2,698	513,699

		1,018,383

Semiconductors & Semiconductor Equipment (1.5%)
Analog Devices, Inc.	2,901	333,180
KLA Corp.	1,255	250,787
Lam Research Corp.	1,108	417,893

		1,001,860

Software (3.5%)
Adobe, Inc.*	933	414,550
Microsoft Corp.	7,174	1,470,742
Splunk, Inc.*	1,830	383,971

		2,269,263

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	2,156	916,386

Total Information Technology		5,856,744

Materials (0.2%)
Chemicals (0.2%)
DuPont de Nemours, Inc.	2,423	129,582

Total Materials		129,582

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	1,582	413,519

Total Real Estate		413,519

Total Common Stocks (28.0%) (Cost $14,531,880)		18,424,650

INVESTMENT COMPANIES:
Fixed Income (6.8%)
DoubleLine Floating Rate Fund , Class I‡	203,022	1,861,711
DoubleLine Global Bond Fund , Class I‡	246,165	2,636,428

Total Investment Companies (6.8%) (Cost $4,436,700)		4,498,139

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	617,921	618,415

	Principal Amount
U.S. Treasury Obligations (13.9%)
U.S. Treasury Bills
0.09%, 9/8/20(p)	$5,000,000	4,999,526
0.11%, 11/27/20(p)	180,000	179,936
0.12%, 2/25/21(p)	3,500,000	3,497,590
0.12%, 6/17/21(p)	500,000	499,451

Total U.S. Treasury Obligations		9,176,503

Total Short-Term Investments (14.9%) (Cost $9,792,500)		9,794,918

Total Investments in Securities (94.9%) (Cost $57,531,959)		62,443,335
Other Assets Less Liabilities (5.1%)		3,389,232

Net Assets (100%)		$65,832,567

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2020, the market value of these securities amounted to $6,772,992 or 10.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2020. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2020.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PO — Principal Only

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

Investments in companies which were affiliates for the nine months ended July 31, 2020, were as follows:

Security Description	Shares at July 31, 2020	Market Value October 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value July 31, 2020 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	203,022	1,682,018	900,000	(600,000)	(110,658)	(9,649)	1,861,711	56,821	—
DoubleLine Global Bond Fund, Class I	246,165	2,383,588	1,000,000	(800,000)	(20,388)	73,228	2,636,428	8,090	123

Total		4,065,606	1,900,000	(1,400,000)	(131,046)	63,579	4,498,139	64,911	123

OTC Total return swap contracts outstanding as of July 31, 2020 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	8/11/2020	USD	9,700,000	505,188

								505,188

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,927,787	$—	$1,927,787
Collateralized Mortgage Obligations	—	9,895,634	—	9,895,634
Common Stocks
Communication Services	2,073,755	—	—	2,073,755
Consumer Discretionary	2,262,185	—	—	2,262,185
Consumer Staples	1,421,913	—	—	1,421,913
Energy	431,251	—	—	431,251
Financials	1,893,793	—	—	1,893,793
Health Care	2,721,144	—	—	2,721,144
Industrials	1,220,764	—	—	1,220,764
Information Technology	5,856,744	—	—	5,856,744
Materials	129,582	—	—	129,582
Real Estate	413,519	—	—	413,519
Corporate Bonds
Communication Services	—	1,184,309	—	1,184,309
Consumer Discretionary	—	1,183,253	—	1,183,253
Consumer Staples	—	665,476	—	665,476
Energy	—	1,135,326	—	1,135,326
Financials	—	2,136,420	—	2,136,420
Health Care	—	990,133	—	990,133
Industrials	—	1,247,518	—	1,247,518
Information Technology	—	593,668	—	593,668
Materials	—	385,464	—	385,464
Real Estate	—	397,760	—	397,760
Utilities	—	582,910	—	582,910
Investment Companies	4,498,139	—	—	4,498,139
Short-Term Investments
Investment Company	618,415	—	—	618,415
U.S. Treasury Obligations	—	9,176,503	—	9,176,503
Total Return Swaps	—	505,188	—	505,188
U.S. Treasury Obligations	—	7,399,970	—	7,399,970

Total Assets	$23,541,204	$39,407,319	$—	$62,948,523

Total Liabilities	$—	$—	$—	$—

Total	$23,541,204	$39,407,319	$—	$62,948,523

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,840,327
Aggregate gross unrealized depreciation	(481,347)

Net unrealized appreciation	$5,358,980

Federal income tax cost of investments in securities and derivative instruments, if applicable	$57,589,543

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.6%)
Diversified Telecommunication Services (0.0%)
Intelsat SA*	6,000	$2,790

Entertainment (1.1%)
Liberty Media Corp.-Liberty Braves, Class A*	6,000	113,460
Liberty Media Corp.-Liberty Braves, Class C*	20,000	373,000
Madison Square Garden Entertainment Corp.*	2,200	155,892
Madison Square Garden Sports Corp., Class A*	2,000	307,380

		949,732

Media (8.7%)
AMC Networks, Inc., Class A*	24,000	554,400
Clear Channel Outdoor Holdings, Inc.*	450,063	412,483
Corus Entertainment, Inc., Class B	180,000	322,520
DISH Network Corp., Class A*	5,000	160,550
EW Scripps Co. (The), Class A	45,000	512,100
Grupo Televisa SAB (ADR)*	85,000	475,150
JCDecaux SA*	28,500	480,779
Loral Space & Communications, Inc.	14,000	254,380
Meredith Corp.	70,000	1,005,200
MSG Networks, Inc., Class A*	48,000	457,440
Sinclair Broadcast Group, Inc., Class A	34,000	700,400
Sirius XM Holdings, Inc.	34,560	203,213
TEGNA, Inc.	30,000	353,400
ViacomCBS, Inc.	30,000	782,100
ViacomCBS, Inc., Class A	22,000	610,280
WideOpenWest, Inc.*	36,000	196,560

		7,480,955

Wireless Telecommunication Services (0.8%)
Gogo, Inc.*	26,000	75,660
Millicom International Cellular SA	2,000	59,500
United States Cellular Corp.*	20,000	593,400

		728,560

Total Communication Services		9,162,037

Consumer Discretionary (9.1%)
Auto Components (0.6%)
Dana, Inc.	44,000	502,920
Lear Corp.	600	66,228

		569,148

Diversified Consumer Services (0.7%)
H&R Block, Inc.	14,000	203,000
ServiceMaster Global Holdings, Inc.*	10,000	408,900

		611,900

Hotels, Restaurants & Leisure (1.9%)
Caesars Entertainment, Inc.*	4,000	124,200
Churchill Downs, Inc.	3,500	484,820
Dover Motorsports, Inc.	15,000	21,300
Golden Entertainment, Inc.*	45,000	384,750
Nathan’s Famous, Inc.	8,000	407,440
Wynn Resorts Ltd.	3,000	217,290

		1,639,800

Household Durables (1.3%)
Bassett Furniture Industries, Inc.	36,000	315,720
Hunter Douglas NV*	4,000	217,226
Lennar Corp., Class B	11,000	592,570

		1,125,516

Internet & Direct Marketing Retail (0.7%)
Lands’ End, Inc.*	13,000	112,060
Stamps.com, Inc.*	1,800	468,504

		580,564

Leisure Products (3.6%)
Brunswick Corp.	36,000	2,411,280
Mattel, Inc.*	60,000	666,600

		3,077,880

Specialty Retail (0.3%)
Carvana Co.*	1,700	263,415

Total Consumer Discretionary		7,868,223

Consumer Staples (13.4%)
Beverages (3.8%)
Davide Campari-Milano NV	30,000	302,337
National Beverage Corp.*	12,500	801,875
Remy Cointreau SA	13,500	2,161,768

		3,265,980

Food & Staples Retailing (0.9%)
Casey’s General Stores, Inc.	2,500	397,975
Ingles Markets, Inc., Class A	10,000	402,500

		800,475

Food Products (6.0%)
Bunge Ltd.	28,000	1,216,320
Farmer Bros Co.*	35,000	174,300
Hain Celestial Group, Inc. (The)*	35,000	1,189,300
J M Smucker Co. (The)	12,000	1,312,200
Maple Leaf Foods, Inc.	42,000	923,752
McCormick & Co., Inc. (Non- Voting)	1,800	350,964

		5,166,836

Household Products (1.8%)
Energizer Holdings, Inc.	32,000	1,604,160

Personal Products (0.9%)
Edgewell Personal Care Co.*	25,000	747,250

Total Consumer Staples		11,584,701

Energy (1.0%)
Energy Equipment & Services (1.0%)
Dril-Quip, Inc.*	13,000	432,770
RPC, Inc.*	155,000	460,350

Total Energy		893,120

Financials (2.6%)
Banks (1.3%)
Atlantic Capital Bancshares, Inc.*	15,000	150,000
Cadence Bancorp	9,000	70,290
Flushing Financial Corp.	22,000	243,760
Synovus Financial Corp.	33,000	664,950

		1,129,000

Capital Markets (1.3%)
Federated Hermes, Inc., Class B	36,000	948,960
Waddell & Reed Financial, Inc., Class A	12,000	175,080

		1,124,040

Total Financials		2,253,040

Health Care (8.4%)
Biotechnology (0.1%)
Clovis Oncology, Inc.*	14,000	81,060

Health Care Equipment & Supplies (0.3%)
Cutera, Inc.*	22,000	313,060

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.7%)
Option Care Health, Inc.*	22,527	$265,368
Patterson Cos., Inc.	44,000	1,168,640

		1,434,008

Health Care Technology (5.8%)
Evolent Health, Inc., Class A*	60,000	699,000
Teladoc Health, Inc.*	18,000	4,277,340

		4,976,340

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	300	157,467

Pharmaceuticals (0.3%)
Intersect ENT, Inc.*	16,000	275,040

Total Health Care		7,236,975

Industrials (35.1%)
Aerospace & Defense (4.5%)
AAR Corp.	20,000	344,400
Aerojet Rocketdyne Holdings, Inc.*	26,200	1,080,750
Kaman Corp.	16,000	631,840
Moog, Inc., Class A	13,000	698,360
Moog, Inc., Class B	1,800	96,840
Textron, Inc.	30,000	1,048,200

		3,900,390

Building Products (3.4%)
Armstrong Flooring, Inc.*	86,400	256,608
Griffon Corp.	116,000	2,652,920

		2,909,528

Commercial Services & Supplies (2.0%)
IAA, Inc.*	8,688	376,625
KAR Auction Services, Inc.	8,688	131,449
Matthews International Corp., Class A	50,000	1,080,000
Team, Inc.*	27,000	106,650

		1,694,724

Construction & Engineering (0.8%)
Arcosa, Inc.	16,000	675,520

Electrical Equipment (1.1%)
AZZ, Inc.	30,000	947,400

Machinery (19.3%)
Astec Industries, Inc.	63,000	2,802,870
CIRCOR International, Inc.*	62,000	1,625,640
CNH Industrial NV*	35,000	237,650
Donaldson Co., Inc.	1,000	48,340
Eastern Co. (The)	15,000	244,650
EnPro Industries, Inc.	40,000	1,909,200
Flowserve Corp.	44,000	1,226,280
Graco, Inc.	4,500	239,580
Hyster-Yale Materials Handling, Inc.	10,000	373,100
Ingersoll Rand, Inc.*	24,000	758,160
ITT, Inc.	3,500	202,055
Kennametal, Inc.	28,000	754,880
Mueller Industries, Inc.	40,000	1,118,400
Mueller Water Products, Inc., Class A	34,000	344,080
Navistar International Corp.*	22,470	719,714
Park-Ohio Holdings Corp.	16,000	230,720
Shyft Group, Inc. (The)	5,000	94,400
Toro Co. (The)	6,500	463,775
Trinity Industries, Inc.	95,000	1,855,350
Twin Disc, Inc.*	84,009	492,293
Watts Water Technologies, Inc., Class A	10,000	838,900
Welbilt, Inc.*	12,500	76,000

		16,656,037

Trading Companies & Distributors (2.9%)
Ashtead Group plc	3,000	96,422
GATX Corp.	8,000	487,920
Herc Holdings, Inc.*	57,000	1,911,780

		2,496,122

Transportation Infrastructure (1.1%)
Macquarie Infrastructure Corp.	31,000	928,760

Total Industrials		30,208,481

Information Technology (2.6%)
Communications Equipment (0.2%)
Communications Systems, Inc.	20,000	97,000
EchoStar Corp., Class A*	1,600	43,680

		140,680

Electronic Equipment, Instruments & Components (0.5%)
Landis+Gyr Group AG*	7,500	460,992

IT Services (0.1%)
MoneyGram International, Inc.*	30,000	104,400

Software (0.7%)
A10 Networks, Inc.*	25,000	202,000
Cloudflare, Inc., Class A*	500	20,810
FireEye, Inc.*	16,000	241,600
Zuora, Inc., Class A*	10,000	116,400

		580,810

Technology Hardware, Storage & Peripherals (1.1%)
Diebold Nixdorf, Inc.*	137,000	954,890

Total Information Technology		2,241,772

Materials (11.3%)
Chemicals (8.9%)
Axalta Coating Systems Ltd.*	11,000	244,200
Chr Hansen Holding A/S	1,200	136,671
Core Molding Technologies, Inc.*	110,260	507,196
Element Solutions, Inc.*	130,000	1,411,800
Ferro Corp.*	95,000	1,110,550
GCP Applied Technologies, Inc.*	94,000	2,145,080
HB Fuller Co.	8,500	385,390
Scotts Miracle-Gro Co. (The)	6,200	983,134
Tredegar Corp.	15,000	238,200
Valvoline, Inc.	26,000	533,520

		7,695,741

Containers & Packaging (1.9%)
Greif, Inc., Class A	30,000	1,043,700
Myers Industries, Inc.	36,000	542,160

		1,585,860

Metals & Mining (0.5%)
Ampco-Pittsburgh Corp.*	30,000	87,900
Freeport-McMoRan, Inc.	20,000	258,400
TimkenSteel Corp.*	21,000	77,070

		423,370

Total Materials		9,704,971

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Ryman Hospitality Properties, Inc. (REIT)	5,000	160,100
Seritage Growth Properties (REIT), Class A*	30,000	279,300

		439,400

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.7%)
St Joe Co. (The)*	28,000	$577,080

Total Real Estate		1,016,480

Utilities (2.4%)
Gas Utilities (1.3%)
National Fuel Gas Co.	26,500	1,075,105

Independent Power and Renewable Electricity Producers (1.1%)
AES Corp. (The)	64,000	974,720

Total Utilities		2,049,825

Total Common Stocks (97.7%) (Cost $93,528,734)		84,219,625

	Number of Warrants
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Weatherford International plc, expiring 12/13/23*	1,117	156

Total Energy		156

Health Care (0.0%)
Health Care Providers & Services (0.0%)
Option Care Health, Inc., expiring 6/30/25*	22	8

Total Health Care		8

Total Warrants (0.0%) (Cost $—)		164

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, IM Shares	1,763,770	1,765,181

Total Short-Term Investment (2.1%) (Cost $1,765,285)		1,765,181

Total Investments in Securities (99.8%) (Cost $95,294,019)		85,984,970
Other Assets Less Liabilities (0.2%)		186,578

Net Assets (100%)		$86,171,548

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,162,037	$—	$—	$9,162,037
Consumer Discretionary	7,650,997	217,226	—	7,868,223
Consumer Staples	11,584,701	—	—	11,584,701
Energy	893,120	—	—	893,120
Financials	2,253,040	—	—	2,253,040
Health Care	7,236,975	—	—	7,236,975
Industrials	30,111,641	96,840	—	30,208,481
Information Technology	2,241,772	—	—	2,241,772
Materials	9,704,971	—	—	9,704,971
Real Estate	1,016,480	—	—	1,016,480
Utilities	2,049,825	—	—	2,049,825
Short-Term Investment
Investment Company	1,765,181	—	—	1,765,181
Warrants
Energy	156	—	—	156
Health Care	—	8	—	8

Total Assets	$85,670,896	$314,074	$—	$85,984,970

Total Liabilities	$—	$—	$—	$—

Total	$85,670,896	$314,074	$—	$85,984,970

(a)	Securities with a market value of $8 transferred from Level 3 to Level 2 at the end of the period due to active trading.

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,642,831
Aggregate gross unrealized depreciation	(20,965,015)

Net unrealized depreciation	$(10,322,184)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$96,307,154

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (94.6%)
Communication Services (13.0%)
Diversified Telecommunication Services (5.6%)
CCO Holdings LLC
5.375%, 5/1/25§	$165,000	$170,156
5.750%, 2/15/26§	162,000	169,290
5.875%, 5/1/27§	80,000	84,600
4.750%, 3/1/30§	110,000	117,425
4.500%, 5/1/32§	159,000	167,745
CenturyLink, Inc.
5.125%, 12/15/26§	230,000	240,350
4.000%, 2/15/27§	135,000	140,891
Series G
6.875%, 1/15/28	128,000	139,360
Series W
6.750%, 12/1/23	70,000	77,592
Cincinnati Bell, Inc.
7.000%, 7/15/24§	285,000	293,636
Sprint Capital Corp.
8.750%, 3/15/32	156,000	240,435
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	245,000	245,541
6.125%, 3/1/28§	159,000	164,168

		2,251,189

Entertainment (1.2%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	38,000	38,358
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	164,000	154,570
6.500%, 5/15/27§	110,000	118,250
4.750%, 10/15/27§	78,000	72,052
Netflix, Inc.
4.875%, 6/15/30§	83,000	97,508

		480,738

Interactive Media & Services (1.0%)
Rackspace Hosting, Inc.
8.625%, 11/15/24§	385,000	402,325

Media (4.1%)
Diamond Sports Group LLC
5.375%, 8/15/26§	172,000	132,440
6.625%, 8/15/27§	209,000	114,428
DISH DBS Corp.
5.875%, 7/15/22	112,000	118,160
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	110,000	66,000
Meredith Corp.
6.875%, 2/1/26	210,000	182,165
National CineMedia LLC
5.875%, 4/15/28§	61,000	48,647
Nexstar Broadcasting, Inc.
5.625%, 8/1/24§	46,000	47,150
5.625%, 7/15/27§	86,000	91,938
Sinclair Television Group, Inc.
5.625%, 8/1/24§	96,000	97,670
5.500%, 3/1/30§	258,000	257,923
Sirius XM Radio, Inc.
4.625%, 7/15/24§	130,000	136,465
TEGNA, Inc.
5.500%, 9/15/24§	80,000	81,600
5.000%, 9/15/29§	94,000	94,470
Ziggo BV
5.500%, 1/15/27§	180,000	189,900

		1,658,956

Wireless Telecommunication Services (1.1%)
Sprint Corp.
7.875%, 9/15/23	128,000	148,160
7.625%, 3/1/26	114,000	142,355
T-Mobile USA, Inc.
6.000%, 3/1/23	101,000	101,494
6.000%, 4/15/24	64,000	65,510

		457,519

Total Communication Services		5,250,727

Consumer Discretionary (9.2%)
Auto Components (0.6%)
Icahn Enterprises LP
4.750%, 9/15/24	74,000	75,480
5.250%, 5/15/27	164,000	172,036

		247,516

Automobiles (1.0%)
Ford Motor Co.
9.000%, 4/22/25	221,000	260,366
9.625%, 4/22/30	105,000	138,337

		398,703

Distributors (0.9%)
Performance Food Group, Inc.
5.500%, 6/1/24§	76,000	76,665
6.875%, 5/1/25§	73,000	78,475
5.500%, 10/15/27§	50,000	51,500
Univar Solutions USA, Inc.
5.125%, 12/1/27§	135,000	141,750

		348,390

Diversified Consumer Services (0.5%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	193,500

Hotels, Restaurants & Leisure (2.9%)
1011778 BC ULC
4.250%, 5/15/24§	36,000	36,675
5.750%, 4/15/25§	36,000	38,655
5.000%, 10/15/25§	174,000	178,350
Churchill Downs, Inc.
5.500%, 4/1/27§	118,000	123,310
Colt Merger Sub, Inc.
6.250%, 7/1/25§	131,000	136,486
Golden Entertainment, Inc.
7.625%, 4/15/26§	134,000	117,250
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	80,000	85,100
LTF Merger Sub, Inc.
8.500%, 6/15/23§	332,000	275,560
Powdr Corp.
6.000%, 8/1/25§	45,000	46,125
Station Casinos LLC
4.500%, 2/15/28§	94,000	84,130
Vail Resorts, Inc.
6.250%, 5/15/25§	58,000	62,350

		1,183,991

Household Durables (0.4%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	30,000	32,213
Newell Brands, Inc.
4.700%, 4/1/26(e)	79,000	85,442
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	42,000	44,730

		162,385

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Internet & Direct Marketing Retail (1.0%)
Getty Images, Inc.
9.750%, 3/1/27§	$246,000	$228,780
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	212,000	195,570

		424,350

Specialty Retail (1.4%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30§	22,000	22,495
eG Global Finance plc
8.500%, 10/30/25§	200,000	218,234
KGA Escrow LLC
7.500%, 8/15/23§	148,000	151,145
Penske Automotive Group, Inc.
5.750%, 10/1/22	78,000	78,674
SRS Distribution, Inc.
8.250%, 7/1/26§	73,000	75,007

		545,555

Textiles, Apparel & Luxury Goods (0.5%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	209,000	210,568

Total Consumer Discretionary		3,714,958

Consumer Staples (6.9%)
Food & Staples Retailing (0.4%)
US Foods, Inc.
6.250%, 4/15/25§	148,000	158,360

Food Products (3.7%)
B&G Foods, Inc.
5.250%, 4/1/25	101,000	105,558
5.250%, 9/15/27	74,000	78,417
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	149,000	151,235
Kraft Heinz Foods Co.
4.250%, 3/1/31§	90,000	99,294
6.875%, 1/26/39	116,000	154,670
4.375%, 6/1/46	163,000	168,091
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	22,000	23,045
4.875%, 11/1/26§	77,000	80,561
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	136,000	143,140
Post Holdings, Inc.
5.750%, 3/1/27§	156,000	166,140
4.625%, 4/15/30§	100,000	105,000
Sigma Holdco BV
7.875%, 5/15/26§	200,000	200,500

		1,475,651

Household Products (1.7%)
Central Garden & Pet Co.
6.125%, 11/15/23	121,000	124,479
Energizer Holdings, Inc.
7.750%, 1/15/27§	99,000	109,786
4.750%, 6/15/28§	123,000	131,930
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	311,000	316,442
Spectrum Brands, Inc.
5.500%, 7/15/30§	21,000	21,683

		704,320

Personal Products (1.1%)
Edgewell Personal Care Co.
5.500%, 6/1/28§	148,000	160,210
Prestige Brands, Inc.
6.375%, 3/1/24§	221,000	229,288
5.125%, 1/15/28§	50,000	52,297

		441,795

Total Consumer Staples		2,780,126

Energy (9.7%)
Energy Equipment & Services (0.3%)
Precision Drilling Corp.
7.750%, 12/15/23	93,000	69,750
7.125%, 1/15/26§	105,000	72,581

		142,331

Oil, Gas & Consumable Fuels (9.4%)
American Midstream Partners LP
9.500%, 12/15/21(e)§	315,000	289,800
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	118,000	96,760
7.000%, 11/1/26§	176,000	111,760
Blue Racer Midstream LLC
6.125%, 11/15/22§	246,000	244,155
6.625%, 7/15/26§	150,000	131,625
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	119,000	115,132
Crestwood Midstream Partners LP
6.250%, 4/1/23(e)	222,000	214,430
5.625%, 5/1/27§	54,000	50,490
CrownRock LP
5.625%, 10/15/25§	268,000	262,640
Delek Logistics Partners LP
6.750%, 5/15/25	195,000	176,475
Endeavor Energy Resources LP
6.625%, 7/15/25§	28,000	29,365
Genesis Energy LP
5.625%, 6/15/24	82,000	76,244
7.750%, 2/1/28	212,000	204,455
Hilcorp Energy I LP
6.250%, 11/1/28§	136,000	125,120
Holly Energy Partners LP
5.000%, 2/1/28§	111,000	108,641
Indigo Natural Resources LLC
6.875%, 2/15/26§	82,000	79,130
Occidental Petroleum Corp.
2.700%, 2/15/23	56,000	53,760
2.900%, 8/15/24	96,000	90,355
6.450%, 9/15/36	132,000	131,010
PBF Logistics LP
6.875%, 5/15/23	220,000	212,300
Southern Star Central Corp.
5.125%, 7/15/22§	330,000	330,033
Southwestern Energy Co.
7.750%, 10/1/27	97,000	91,209
Summit Midstream Holdings LLC
5.500%, 8/15/22	202,000	131,300
Targa Resources Partners LP
6.750%, 3/15/24	207,000	211,906
5.875%, 4/15/26	92,000	97,060
WPX Energy, Inc.
4.500%, 1/15/30	124,000	115,294

		3,780,449

Total Energy		3,922,780

Financials (6.2%)
Capital Markets (0.3%)
MSCI, Inc.
4.750%, 8/1/26§	94,000	98,935

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Finance (1.8%)
AerCap Ireland Capital DAC
6.500%, 7/15/25	$150,000	$160,518
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	67,000	62,798
Curo Group Holdings Corp.
8.250%, 9/1/25§	144,000	114,120
Enova International, Inc.
8.500%, 9/1/24§	154,000	137,637
OneMain Finance Corp.
8.875%, 6/1/25	77,000	87,010
5.375%, 11/15/29	106,000	112,625
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	62,000	58,745

		733,453

Diversified Financial Services (1.8%)
Cardtronics, Inc.
5.500%, 5/1/25§	130,000	130,975
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	238,000	256,445
8.250%, 11/15/26§	110,000	121,413
Verscend Escrow Corp.
9.750%, 8/15/26§	176,000	194,663

		703,496

Insurance (1.6%)
Acrisure LLC
8.125%, 2/15/24§	300,000	318,375
7.000%, 11/15/25§	52,000	52,526
HUB International Ltd.
7.000%, 5/1/26§	207,000	220,041
NFP Corp.
6.875%, 8/15/28§	69,000	69,172

		660,114

Thrifts & Mortgage Finance (0.7%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	296,000	293,780

Total Financials		2,489,778

Health Care (6.0%)
Health Care Equipment & Supplies (0.3%)
Hill-Rom Holdings, Inc.
5.000%, 2/15/25§	118,000	122,130
Health Care Providers & Services (2.4%)
AdaptHealth LLC
6.125%, 8/1/28§	42,000	43,567
Centene Corp.
5.375%, 6/1/26§	147,000	157,203
5.375%, 8/15/26§	118,000	125,965
HCA, Inc.
7.690%, 6/15/25	91,000	110,110
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	234,000	237,510
Tenet Healthcare Corp.
4.875%, 1/1/26§	144,000	150,618
Vizient, Inc.
6.250%, 5/15/27§	33,000	35,145
West Street Merger Sub, Inc.
6.375%, 9/1/25§	118,000	119,770

		979,888

Life Sciences Tools & Services (0.2%)
Avantor, Inc.
6.000%, 10/1/24§	75,000	78,937

Pharmaceuticals (3.1%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	217,000	243,789
Bausch Health Cos., Inc.
7.000%, 3/15/24§	340,000	354,868
5.500%, 11/1/25§	126,000	130,752
6.250%, 2/15/29§	146,000	154,913
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	115,000	118,019
5.000%, 7/15/27§	79,000	83,937
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	163,000	176,855

		1,263,133

Total Health Care		2,444,088

Industrials (15.1%)
Aerospace & Defense (0.7%)
Howmet Aerospace, Inc.
6.875%, 5/1/25	107,000	120,642
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	152,000	149,196

		269,838

Air Freight & Logistics (0.4%)
XPO Logistics, Inc.
6.250%, 5/1/25§	149,000	160,920

Building Products (2.2%)
Forterra Finance LLC
6.500%, 7/15/25§	59,000	62,835
JELD-WEN, Inc.
6.250%, 5/15/25§	111,000	118,770
Standard Industries, Inc.
6.000%, 10/15/25§	232,000	241,619
4.375%, 7/15/30§	66,000	71,115
Summit Materials LLC
6.125%, 7/15/23	272,000	272,136
5.250%, 1/15/29§	137,000	142,137

		908,612

Commercial Services & Supplies (4.6%)
ACCO Brands Corp.
5.250%, 12/15/24§	138,000	140,415
ADT Security Corp. (The)
4.125%, 6/15/23	110,000	115,010
4.875%, 7/15/32§	72,000	72,360
Allied Universal Holdco LLC
6.625%, 7/15/26§	230,000	245,525
9.750%, 7/15/27§	178,000	197,580
Aramark Services, Inc.
5.000%, 4/1/25§	116,000	119,190
6.375%, 5/1/25§	92,000	96,759
Brink’s Co. (The)
5.500%, 7/15/25§	49,000	52,063
Cimpress plc
7.000%, 6/15/26§	150,000	151,950
Garda World Security Corp.
9.500%, 11/1/27§	127,000	139,065
GFL Environmental, Inc.
7.000%, 6/1/26§	70,000	74,418
5.125%, 12/15/26§	88,000	93,363
Matthews International Corp.
5.250%, 12/1/25§	263,000	242,946
Nielsen Co. Luxembourg SARL (The)
5.500%, 10/1/21§	40,000	40,100
Nielsen Finance LLC
5.000%, 4/15/22§	90,000	90,396

		1,871,140

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Construction & Engineering (1.5%)
AECOM Global II LLC
5.000%, 4/1/22(e)	$95,000	$97,613
MasTec, Inc.
4.500%, 8/15/28§	121,000	126,020
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	241,000	249,134
PowerTeam Services LLC
9.033%, 12/4/25§	118,000	124,991

		597,758

Machinery (0.9%)
Clark Equipment Co.
5.875%, 6/1/25§	35,000	36,750
Hillenbrand, Inc.
5.750%, 6/15/25	19,000	20,425
Mueller Water Products, Inc.
5.500%, 6/15/26§	52,000	54,746
Welbilt, Inc.
9.500%, 2/15/24	272,000	258,400

		370,321

Professional Services (1.5%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	156,000	170,040
10.250%, 2/15/27§	347,000	392,797
Jaguar Holding Co. II
5.000%, 6/15/28§	29,000	30,840

		593,677

Road & Rail (2.6%)
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	115,000	118,896
DAE Funding LLC
5.250%, 11/15/21§	100,000	99,938
5.000%, 8/1/24§	67,000	61,756
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	395,000	361,425
Watco Cos. LLC
6.500%, 6/15/27§	376,000	398,560

		1,040,575

Trading Companies & Distributors (0.7%)
Aviation Capital Group LLC
5.500%, 12/15/24§	157,000	160,217
WESCO Distribution, Inc.
7.250%, 6/15/28§	117,000	127,822

		288,039

Total Industrials		6,100,880

Information Technology (12.5%)
Communications Equipment (1.5%)
CommScope, Inc.
5.500%, 3/1/24§	190,000	196,888
6.000%, 3/1/26§	214,000	227,803
8.250%, 3/1/27§	174,000	186,879

		611,570

Electronic Equipment, Instruments & Components (0.4%)
Itron, Inc.
5.000%, 1/15/26§	150,000	154,950

IT Services (1.3%)
Alliance Data Systems Corp.
4.750%, 12/15/24§	229,000	212,970
Gartner, Inc.
5.125%, 4/1/25§	190,000	197,600
Presidio Holdings, Inc.
4.875%, 2/1/27§	45,000	45,618
8.250%, 2/1/28§	36,000	37,620
Science Applications International Corp.
4.875%, 4/1/28§	40,000	41,800

		535,608

Software (7.3%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	145,000	151,617
Ascend Learning LLC
6.875%, 8/1/25§	190,000	194,750
6.875%, 8/1/25§	114,000	116,850
Boxer Parent Co., Inc.
7.125%, 10/2/25§	129,000	142,061
BY Crown Parent LLC
4.250%, 1/31/26§	27,000	27,953
Camelot Finance SA
4.500%, 11/1/26§	316,000	329,114
CDK Global, Inc.
5.875%, 6/15/26	66,000	70,449
Change Healthcare Holdings LLC
5.750%, 3/1/25§	459,000	469,328
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	191,000	199,118
NortonLifeLock, Inc.
5.000%, 4/15/25§	112,000	114,768
Solera LLC
10.500%, 3/1/24§	430,000	454,940
Sophia LP
9.000%, 9/30/23§	409,000	412,067
SS&C Technologies, Inc.
5.500%, 9/30/27§	229,000	245,316

		2,928,331

Technology Hardware, Storage & Peripherals (2.0%)
Dell International LLC
5.875%, 6/15/21§	211,000	211,264
7.125%, 6/15/24§	171,000	177,626
5.300%, 10/1/29§	124,000	141,861
Diebold Nixdorf, Inc.
9.375%, 7/15/25§	33,000	34,866
Everi Payments, Inc.
7.500%, 12/15/25§	92,000	89,585
NCR Corp.
6.375%, 12/15/23	98,000	100,940
8.125%, 4/15/25§	51,000	56,595

		812,737

Total Information Technology		5,043,196

Materials (12.8%)
Chemicals (3.9%)
Avient Corp.
5.750%, 5/15/25§	73,000	79,150
Axalta Coating Systems LLC
4.875%, 8/15/24§	150,000	153,938
Blue Cube Spinco LLC
10.000%, 10/15/25	172,000	183,395
Illuminate Buyer LLC
9.000%, 7/1/28§	117,000	125,190
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	201,000
Minerals Technologies, Inc.
5.000%, 7/1/28§	83,000	85,905
Nouryon Holding BV
8.000%, 10/1/26§	150,000	160,500

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
NOVA Chemicals Corp.
4.875%, 6/1/24§	$104,000	$102,960
Nufarm Australia Ltd.
5.750%, 4/30/26§	123,000	122,692
Olin Corp.
9.500%, 6/1/25§	117,000	132,795
5.000%, 2/1/30	86,000	80,840
PQ Corp.
5.750%, 12/15/25§	136,000	139,400

		1,567,765

Containers & Packaging (8.3%)
ARD Finance SA
6.500%, 6/30/27 PIK§	200,000	204,500
Ardagh Packaging Finance plc
6.000%, 2/15/25§	200,000	209,000
Berry Global, Inc.
5.125%, 7/15/23	174,000	175,957
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	261,000	270,788
GPC Merger Sub, Inc.
7.125%, 8/15/28§	81,000	84,139
LABL Escrow Issuer LLC
6.750%, 7/15/26§	225,000	243,000
10.500%, 7/15/27§	162,000	175,770
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	286,000	291,005
7.250%, 4/15/25§	470,000	451,200
OI European Group BV
4.000%, 3/15/23§	150,000	151,125
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	17,000	17,212
5.875%, 8/15/23§	130,000	137,241
6.625%, 5/13/27§	144,000	155,880
Reynolds Group Issuer, Inc.
(ICE LIBOR USD 3 Month + 3.50%), 3.775%, 7/15/21(k)§	326,000	325,837
7.000%, 7/15/24§	116,000	118,030
Sealed Air Corp.
4.875%, 12/1/22§	102,000	106,845
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	200,000	212,810

		3,330,339

Metals & Mining (0.6%)
Kaiser Aluminum Corp.
6.500%, 5/1/25§	52,000	54,860
Novelis Corp.
4.750%, 1/30/30§	190,000	198,075

		252,935

Total Materials		5,151,039

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	120,000	124,800
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	153,000	160,648
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	79,000	84,096
SBA Communications Corp. (REIT)
4.875%, 9/1/24	88,000	90,200

		459,744

Real Estate Management & Development (2.1%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	115,000	123,050
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	227,000	227,567
Howard Hughes Corp. (The)
5.375%, 3/15/25§	166,000	167,672
Realogy Group LLC
7.625%, 6/15/25§	80,000	83,800
9.375%, 4/1/27§	244,000	249,490

		851,579

Total Real Estate		1,311,323

Total Corporate Bonds		38,208,895

Total Long-Term Debt Securities (94.6%) (Cost $37,447,053)		38,208,895

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, IM Shares	1,245,453	1,246,450

Total Short-Term Investment (3.1%) (Cost $1,246,520)		1,246,450

Total Investments in Securities (97.7%) (Cost $38,693,573)		39,455,345
Other Assets Less Liabilities (2.3%)		932,696

Net Assets (100%)		$40,388,041

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2020, the market value of these securities amounted to $31,620,296 or 78.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2020.

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$5,250,727	$—	$5,250,727
Consumer Discretionary	—	3,714,958	—	3,714,958
Consumer Staples	—	2,780,126	—	2,780,126
Energy	—	3,922,780	—	3,922,780
Financials	—	2,489,778	—	2,489,778
Health Care	—	2,444,088	—	2,444,088
Industrials	—	6,100,880	—	6,100,880
Information Technology	—	5,043,196	—	5,043,196
Materials	—	5,151,039	—	5,151,039
Real Estate	—	1,311,323	—	1,311,323
Short-Term Investment
Investment Company	1,246,450	—	—	1,246,450

Total Assets	$1,246,450	$38,208,895	$—	$39,455,345

Total Liabilities	$—	$—	$—	$—

Total	$1,246,450	$38,208,895	$—	$39,455,345

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,574,130
Aggregate gross unrealized depreciation	(813,690)

Net unrealized appreciation	$760,440

Federal income tax cost of investments in securities and derivative instruments, if applicable	$38,694,905

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (40.7%)
IQ Merger Arbitrage ETF*	42,250	$1,352,845
ProShares Hedge Replication ETF	30,380	1,392,722
ProShares Long Online*	7,950	682,269
ProShares RAFI Long/Short‡	23,000	699,711
SPDR MSCI USA StrategicFactors ETF	7,570	697,121
WisdomTree Managed Futures Strategy Fund	38,050	1,350,014

Total Alternatives		6,174,682

Commodity (16.6%)
Invesco DB Base Metals Fund	13,930	204,214
Invesco DB Commodity Index Tracking Fund	54,380	703,677
Invesco DB Gold Fund	17,110	998,558
Invesco DB Precious Metals Fund	2,860	155,298
Invesco DB Silver Fund	800	28,416
iShares Commodities Select Strategy ETF	17,470	435,178

Total Commodity		2,525,341

Equity (10.9%)
iShares Core US REIT ETF	16,510	747,903
iShares MSCI Global Agriculture Producers ETF	9,870	260,267
Vanguard Global ex-U.S. Real Estate ETF	13,660	647,484

Total Equity		1,655,654

Fixed Income (22.6%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	6,660	683,796
iShares TIPS Bond ETF	5,480	689,713
SPDR Bloomberg Barclays Convertible Securities ETF	21,120	1,370,477
Vanguard Short-Term Inflation- Protected Securities ETF	13,420	678,381

Total Fixed Income		3,422,367

Specialty (9.2%)
Invesco DB G10 Currency Harvest Fund‡	59,770	1,400,788
Total Investments in Securities (100.0%) (Cost $14,789,999)		15,178,832
Other Assets Less Liabilities (0.0%)		(7,360)

Net Assets (100%)		$15,171,472

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the nine months ended July 31, 2020, were as follows:

Security Description	Shares at July 31, 2020	Market Value October 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value July 31, 2020 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	23,000	798,675	—	—	—	(98,964)	699,711	10,360	—
Specialty
Invesco DB G10 Currency Harvest Fund	59,770	1,714,829	—	(257,039)	(1,755)	(55,247)	1,400,788	24,422	—

Total		2,513,504	—	(257,039)	(1,755)	(154,211)	2,100,499	34,782	—

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,178,832	$—	$—	$15,178,832

Total Assets	$15,178,832	$—	$—	$15,178,832

Total Liabilities	$—	$—	$—	$—

Total	$15,178,832	$—	$—	$15,178,832

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,239,937
Aggregate gross unrealized depreciation	(792,535)

Net unrealized appreciation	$447,402

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,731,430

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (50.6%)
Invesco S&P 500 Low Volatility ETF	12,620	$672,268
Invesco S&P Emerging Markets Low Volatility ETF	3,540	70,836
Invesco S&P International Developed Low Volatility ETF	12,760	351,411
Invesco S&P MidCap Low Volatility ETF	8,300	355,074
Invesco S&P SmallCap Low Volatility ETF	5,780	198,427
iShares Core MSCI EAFE ETF	11,640	679,310
iShares Core MSCI Emerging Markets ETF	3,510	181,502
iShares Core S&P Total US Stock Market ETF	27,110	1,990,958
iShares Edge MSCI Min Vol EAFE ETF	4,980	331,618
iShares Edge MSCI Min Vol Emerging Markets ETF	1,760	95,955
iShares Edge MSCI Min Vol USA ETF	10,380	658,092
SPDR SSGA US Small Cap Low Volatility Index ETF	2,200	168,674

Total Equity		5,754,125

Fixed Income (48.5%)
iShares Core U.S. Aggregate Bond ETF	27,820	3,326,158
iShares TIPS Bond ETF	6,530	821,866
SPDR Bloomberg Barclays High Yield Bond ETF	4,016	426,098
Vanguard Short-Term Bond ETF	6,320	526,456
Vanguard Total International Bond ETF	7,210	419,838

Total Fixed Income		5,520,416

Total Exchange Traded Funds (99.1%) (Cost $10,768,011)		11,274,541

SHORT-TERM INVESTMENT:
Investment Company (2.0%)
JPMorgan Prime Money Market Fund, IM Shares	229,075	229,259

Total Short-Term Investment (2.0%) (Cost $229,264)		229,259

Total Investments in Securities (101.1%) (Cost $10,997,275)		11,503,800
Other Assets Less Liabilities (-1.1%)		(130,225)

Net Assets (100%)		$11,373,575

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,274,541	$—	$—	$11,274,541
Short-Term Investment
Investment Company	229,259	—	—	229,259

Total Assets	$11,503,800	$—	$—	$11,503,800

Total Liabilities	$—	$—	$—	$—

Total	$11,503,800	$—	$—	$11,503,800

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$676,456
Aggregate gross unrealized depreciation	(177,799)

Net unrealized appreciation	$498,657

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,005,143

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (60.7%)
Invesco S&P 500 Low Volatility ETF	28,640	$1,525,653
Invesco S&P Emerging Markets Low Volatility ETF	8,180	163,682
Invesco S&P International Developed Low Volatility ETF	28,020	771,671
Invesco S&P MidCap Low Volatility ETF	18,510	791,858
Invesco S&P SmallCap Low Volatility ETF	9,440	324,075
iShares Core MSCI EAFE ETF	24,960	1,456,666
iShares Core MSCI Emerging Markets ETF	7,810	403,855
iShares Core S&P Total US Stock Market ETF	57,780	4,243,363
iShares Edge MSCI Min Vol EAFE ETF	11,480	764,453
iShares Edge MSCI Min Vol Emerging Markets ETF	3,390	184,823
iShares Edge MSCI Min Vol USA ETF	21,170	1,342,178
SPDR SSGA US Small Cap Low Volatility Index ETF	5,290	405,584

Total Equity		12,377,861

Fixed Income (38.5%)
iShares Core U.S. Aggregate Bond ETF	45,740	5,468,674
iShares TIPS Bond ETF	9,360	1,178,050
SPDR Bloomberg Barclays High Yield Bond ETF	3,446	365,621
Vanguard Short-Term Bond ETF	5,760	479,808
Vanguard Total International Bond ETF	6,310	367,431

Total Fixed Income		7,859,584

Total Exchange Traded Funds (99.2%) (Cost $19,496,372)		20,237,445

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	98,727	98,806

Total Short-Term Investment (0.5%) (Cost $98,807)		98,806

Total Investments in Securities (99.7%) (Cost $19,595,179)		20,336,251
Other Assets Less Liabilities (0.3%)		62,381

Net Assets (100%)		$20,398,632

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$20,237,445	$—	$—	$20,237,445
Short-Term Investment
Investment Company	98,806	—	—	98,806

Total Assets	$20,336,251	$—	$—	$20,336,251

Total Liabilities	$—	$—	$—	$—

Total	$20,336,251	$—	$—	$20,336,251

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,099,179
Aggregate gross unrealized depreciation	(380,729)

Net unrealized appreciation	$718,450

Federal income tax cost of investments in securities and derivative instruments, if applicable	$19,617,801

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (70.6%)
Invesco S&P 500 Low Volatility ETF	9,300	$495,411
Invesco S&P Emerging Markets Low Volatility ETF	3,110	62,231
Invesco S&P International Developed Low Volatility ETF	9,490	261,355
Invesco S&P MidCap Low Volatility ETF	6,430	275,075
Invesco S&P SmallCap Low Volatility ETF	3,390	116,379
iShares Core MSCI EAFE ETF	9,410	549,167
iShares Core MSCI Emerging Markets ETF	2,480	128,241
iShares Core S&P Total US Stock Market ETF	20,670	1,518,005
iShares Edge MSCI Min Vol EAFE ETF	4,390	292,330
iShares Edge MSCI Min Vol Emerging Markets ETF	1,250	68,150
iShares Edge MSCI Min Vol USA ETF	7,610	482,474
SPDR SSGA US Small Cap Low Volatility Index ETF	1,660	127,272

Total Equity		4,376,090

Fixed Income (29.6%)
iShares Core U.S. Aggregate Bond ETF	13,020	1,556,671
iShares TIPS Bond ETF	2,230	280,668

Total Fixed Income		1,837,339

Total Investments in Securities (100.2%) (Cost $5,994,019)		6,213,429
Other Assets Less Liabilities (-0.2%)		(10,286)

Net Assets (100%)		$6,203,143

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,213,429	$—	$—	$6,213,429

Total Assets	$6,213,429	$—	$—	$6,213,429

Total Liabilities	$—	$—	$—	$—

Total	$6,213,429	$—	$—	$6,213,429

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$377,588
Aggregate gross unrealized depreciation	(158,830)

Net unrealized appreciation	$218,758

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,994,671

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (74.7%)
Invesco S&P 500 Low Volatility ETF	14,790	$787,863
Invesco S&P Emerging Markets Low Volatility ETF	4,340	86,843
Invesco S&P International Developed Low Volatility ETF	16,160	445,047
Invesco S&P MidCap Low Volatility ETF	10,290	440,206
Invesco S&P SmallCap Low Volatility ETF	6,560	225,205
iShares Core MSCI EAFE ETF	15,030	877,151
iShares Core MSCI Emerging Markets ETF	3,720	192,361
iShares Core S&P Total US Stock Market ETF	32,560	2,391,207
iShares Edge MSCI Min Vol EAFE ETF	5,880	391,549
iShares Edge MSCI Min Vol Emerging Markets ETF	1,810	98,681
iShares Edge MSCI Min Vol USA ETF	11,420	724,028
SPDR SSGA US Small Cap Low Volatility Index ETF	2,460	188,608

Total Equity		6,848,749

Fixed Income (24.6%)
iShares Core U.S. Aggregate Bond ETF	15,860	1,896,222
iShares TIPS Bond ETF	2,840	357,442

Total Fixed Income		2,253,664

Total Exchange Traded Funds (99.3%) (Cost $8,662,226)		9,102,413

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	3,493	3,496

Total Short-Term Investment (0.0%) (Cost $3,496)		3,496

Total Investments in Securities (99.3%) (Cost $8,665,722)		9,105,909
Other Assets Less Liabilities (0.7%)		58,253

Net Assets (100%)		$9,164,162

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,102,413	$—	$—	$9,102,413
Short-Term Investment
Investment Company	3,496	—	—	3,496

Total Assets	$9,105,909	$—	$—	$9,105,909

Total Liabilities	$—	$—	$—	$—

Total	$9,105,909	$—	$—	$9,105,909

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$626,712
Aggregate gross unrealized depreciation	(188,055)

Net unrealized appreciation	$438,657

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,667,252

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (81.1%)
Invesco S&P 500 Low Volatility ETF	7,450	$396,862
Invesco S&P Emerging Markets Low Volatility ETF	2,450	49,024
Invesco S&P International Developed Low Volatility ETF	6,900	190,026
Invesco S&P MidCap Low Volatility ETF	4,760	203,633
Invesco S&P SmallCap Low Volatility ETF	2,470	84,795
iShares Core MSCI EAFE ETF	7,060	412,022
iShares Core MSCI Emerging Markets ETF	2,100	108,591
iShares Core S&P Total US Stock Market ETF	16,100	1,182,384
iShares Edge MSCI Min Vol EAFE ETF	3,190	212,422
iShares Edge MSCI Min Vol Emerging Markets ETF	890	48,523
iShares Edge MSCI Min Vol USA ETF	5,880	372,792
SPDR SSGA US Small Cap Low Volatility Index ETF	1,320	101,204

Total Equity		3,362,278

Fixed Income (19.2%)
iShares Core U.S. Aggregate Bond ETF	5,690	680,296
iShares TIPS Bond ETF	930	117,050

Total Fixed Income		797,346

Total Investments in Securities (100.3%) (Cost $3,886,226)		4,159,624
Other Assets Less Liabilities (-0.3%)		(13,136)

Net Assets (100%)		$4,146,488

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,159,624	$—	$—	$4,159,624

Total Assets	$4,159,624	$—	$—	$4,159,624

Total Liabilities	$—	$—	$—	$—

Total	$4,159,624	$—	$—	$4,159,624

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$372,552
Aggregate gross unrealized depreciation	(99,319)

Net unrealized appreciation	$273,233

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,886,391

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (85.8%)
Invesco S&P 500 Low Volatility ETF	13,110	$698,370
Invesco S&P Emerging Markets Low Volatility ETF	4,360	87,244
Invesco S&P International Developed Low Volatility ETF	12,970	357,194
Invesco S&P MidCap Low Volatility ETF	8,190	350,368
Invesco S&P SmallCap Low Volatility ETF	4,920	168,904
iShares Core MSCI EAFE ETF	12,110	706,739
iShares Core MSCI Emerging Markets ETF	3,300	170,643
iShares Core S&P Total US Stock Market ETF	27,880	2,047,507
iShares Edge MSCI Min Vol EAFE ETF	5,310	353,593
iShares Edge MSCI Min Vol Emerging Markets ETF	1,780	97,045
iShares Edge MSCI Min Vol USA ETF	10,320	654,288
SPDR SSGA US Small Cap Low Volatility Index ETF	1,870	143,373

Total Equity		5,835,268

Fixed Income (13.5%)
iShares Core U.S. Aggregate Bond ETF	6,650	795,074
iShares TIPS Bond ETF	980	123,343

Total Fixed Income		918,417

Total Investments in Securities (99.3%) (Cost $6,191,547)		6,753,685
Other Assets Less Liabilities (0.7%)		49,285

Net Assets (100%)		$6,802,970

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,753,685	$—	$—	$6,753,685

Total Assets	$6,753,685	$—	$—	$6,753,685

Total Liabilities	$—	$—	$—	$—

Total	$6,753,685	$—	$—	$6,753,685

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$666,690
Aggregate gross unrealized depreciation	(104,998)

Net unrealized appreciation	$561,692

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,191,993

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (89.3%)
Invesco S&P 500 Low Volatility ETF	9,630	$512,990
Invesco S&P Emerging Markets Low Volatility ETF	2,900	58,029
Invesco S&P International Developed Low Volatility ETF	9,450	260,253
Invesco S&P MidCap Low Volatility ETF	6,370	272,508
Invesco S&P SmallCap Low Volatility ETF	4,190	143,843
iShares Core MSCI EAFE ETF	8,460	493,725
iShares Core MSCI Emerging Markets ETF	2,380	123,070
iShares Core S&P Total US Stock Market ETF	19,200	1,410,048
iShares Edge MSCI Min Vol EAFE ETF	3,380	225,074
iShares Edge MSCI Min Vol Emerging Markets ETF	1,030	56,156
iShares Edge MSCI Min Vol USA ETF	7,150	453,310
SPDR SSGA US Small Cap Low Volatility Index ETF	1,180	90,471

Total Equity		4,099,477

Fixed Income (9.3%)
iShares Core U.S. Aggregate Bond ETF	2,900	346,724
iShares TIPS Bond ETF	630	79,292

Total Fixed Income		426,016

Total Investments in Securities (98.6%) (Cost $4,183,312)		4,525,493
Other Assets Less Liabilities (1.4%)		62,811

Net Assets (100%)		$4,588,304

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,525,493	$—	$—	$4,525,493

Total Assets	$4,525,493	$—	$—	$4,525,493

Total Liabilities	$—	$—	$—	$—

Total	$4,525,493	$—	$—	$4,525,493

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$426,595
Aggregate gross unrealized depreciation	(84,414)

Net unrealized appreciation	$342,181

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,183,312

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (95.0%)
Invesco S&P 500 Low Volatility ETF	8,070	$429,889
Invesco S&P Emerging Markets Low Volatility ETF	2,130	42,621
Invesco S&P International Developed Low Volatility ETF	7,880	217,015
Invesco S&P MidCap Low Volatility ETF	5,160	220,745
Invesco S&P SmallCap Low Volatility ETF	2,960	101,617
iShares Core MSCI EAFE ETF	7,610	444,120
iShares Core MSCI Emerging Markets ETF	1,990	102,903
iShares Core S&P Total US Stock Market ETF	17,310	1,271,246
iShares Edge MSCI Min Vol EAFE ETF	3,100	206,429
iShares Edge MSCI Min Vol Emerging Markets ETF	950	51,794
iShares Edge MSCI Min Vol USA ETF	6,640	420,976
SPDR SSGA US Small Cap Low Volatility Index ETF	1,330	101,971

Total Equity		3,611,326

Fixed Income (4.4%)
iShares Core U.S. Aggregate Bond ETF	1,200	143,472
iShares TIPS Bond ETF	200	25,172

Total Fixed Income		168,644

Total Investments in Securities (99.4%) (Cost $3,343,422)		3,779,970
Other Assets Less Liabilities (0.6%)		21,251

Net Assets (100%)		$3,801,221

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,779,970	$—	$—	$3,779,970

Total Assets	$3,779,970	$—	$—	$3,779,970

Total Liabilities	$—	$—	$—	$—

Total	$3,779,970	$—	$—	$3,779,970

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$497,877
Aggregate gross unrealized depreciation	(61,615)

Net unrealized appreciation	$436,262

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,343,708

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.5%)
Invesco S&P 500 Low Volatility ETF	8,780	$467,711
Invesco S&P Emerging Markets Low Volatility ETF	2,760	55,227
Invesco S&P International Developed Low Volatility ETF	8,580	236,293
Invesco S&P MidCap Low Volatility ETF	5,600	239,568
Invesco S&P SmallCap Low Volatility ETF	3,300	113,289
iShares Core MSCI EAFE ETF	8,000	466,880
iShares Core MSCI Emerging Markets ETF	2,220	114,796
iShares Core S&P Total US Stock Market ETF	18,780	1,379,203
iShares Edge MSCI Min Vol EAFE ETF	3,420	227,738
iShares Edge MSCI Min Vol Emerging Markets ETF	1,200	65,424
iShares Edge MSCI Min Vol USA ETF	7,120	451,408
SPDR SSGA US Small Cap Low Volatility Index ETF	1,380	105,805

Total Investments in Securities (99.5%) (Cost $3,495,294)		3,923,342
Other Assets Less Liabilities (0.5%)		19,440

Net Assets (100%)		$3,942,782

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,923,342	$—	$—	$3,923,342

Total Assets	$3,923,342	$—	$—	$3,923,342

Total Liabilities	$—	$—	$—	$—

Total	$3,923,342	$—	$—	$3,923,342

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$497,447
Aggregate gross unrealized depreciation	(69,399)

Net unrealized appreciation	$428,048

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,495,294

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (7.1%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	10,137	$299,852
BCE, Inc.	2,000	83,855
Deutsche Telekom AG (Registered)	9,892	165,639
Elisa OYJ	600	35,668
Nippon Telegraph & Telephone Corp.	3,300	76,388
Orange SA	3,042	35,639
Swisscom AG (Registered)	201	107,021
Telenor ASA	4,334	67,313
Telia Co. AB	11,826	46,033
Telstra Corp. Ltd.	15,816	37,837
Verizon Communications, Inc.	5,100	293,148

		1,248,393

Entertainment (0.9%)
Activision Blizzard, Inc.	2,000	165,260
Netflix, Inc.*	100	48,888
Nintendo Co. Ltd.	100	43,873
Take-Two Interactive Software, Inc.*	300	49,206
Vivendi SA	2,850	75,513

		382,740

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	359	534,174
Facebook, Inc., Class A*	1,200	304,404

		838,578

Media (0.2%)
Omnicom Group, Inc.	800	42,984
Quebecor, Inc., Class B	2,000	45,631

		88,615

Wireless Telecommunication Services (1.0%)
KDDI Corp.	3,300	101,583
NTT DOCOMO, Inc.	2,700	74,281
Rogers Communications, Inc., Class B	2,700	110,261
T-Mobile US, Inc.*	1,000	107,380

		393,505

Total Communication Services		2,951,831

Consumer Discretionary (6.9%)
Auto Components (0.0%)
Bridgestone Corp.	600	17,687

Automobiles (0.1%)
Toyota Motor Corp.	700	41,701

Distributors (0.1%)
Genuine Parts Co.	400	36,060

Hotels, Restaurants & Leisure (0.5%)
Compass Group plc	3,866	53,460
Domino’s Pizza, Inc.	100	38,661
McDonald’s Corp.	200	38,856
Restaurant Brands International, Inc.	500	28,239
Yum! Brands, Inc.	600	54,630

		213,846

Household Durables (0.6%)
DR Horton, Inc.	700	46,312
NVR, Inc.*	10	39,301
Panasonic Corp.	3,900	33,499
Sekisui Chemical Co. Ltd.	2,000	27,328
Sekisui House Ltd.	3,000	54,872
Sony Corp.	700	54,282

		255,594

Internet & Direct Marketing Retail (1.8%)
Amazon.com, Inc.*	141	446,220
Booking Holdings, Inc.*	100	166,213
eBay, Inc.	2,556	141,296

		753,729

Multiline Retail (0.4%)
Canadian Tire Corp. Ltd., Class A	400	36,878
Dollar General Corp.	200	38,080
Wesfarmers Ltd.	3,223	107,122

		182,080

Specialty Retail (2.2%)
AutoZone, Inc.*	100	120,742
Home Depot, Inc. (The)	1,100	292,039
Industria de Diseno Textil SA	2,000	53,318
Lowe’s Cos., Inc.	900	134,019
O’Reilly Automotive, Inc.*	200	95,476
Ross Stores, Inc.	500	44,835
TJX Cos., Inc. (The)	3,000	155,970

		896,399

Textiles, Apparel & Luxury Goods (1.2%)
adidas AG*	350	96,823
Kering SA	60	34,063
LVMH Moet Hennessy Louis Vuitton SE	200	86,896
NIKE, Inc., Class B	2,300	224,503
VF Corp.	600	36,216

		478,501

Total Consumer Discretionary		2,875,597

Consumer Staples (11.6%)
Beverages (3.1%)
Asahi Group Holdings Ltd.	700	22,978
Brown-Forman Corp., Class B	1,100	76,274
Carlsberg A/S, Class B	200	29,489
Coca-Cola Co. (The)	7,300	344,852
Diageo plc	3,850	141,080
Heineken NV	1,180	114,740
Kirin Holdings Co. Ltd.	1,000	19,343
Monster Beverage Corp.*	1,000	78,480
PepsiCo, Inc.	2,758	379,666
Pernod Ricard SA	200	34,534
Suntory Beverage & Food Ltd.	900	34,020

		1,275,456

Food & Staples Retailing (2.0%)
Alimentation Couche-Tard, Inc., Class B	2,700	93,833
Costco Wholesale Corp.	968	315,113
George Weston Ltd.	500	37,765
Koninklijke Ahold Delhaize NV	800	23,061
Loblaw Cos. Ltd.	800	41,504
Metro, Inc.	1,000	43,869
Seven & i Holdings Co. Ltd.	900	27,422
Sysco Corp.	1,000	52,850
Tesco plc	11,965	34,115
Walmart, Inc.	1,100	142,340
Woolworths Group Ltd.	1,358	37,512

		849,384

Food Products (2.3%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	85,561
Danone SA	1,227	81,974
General Mills, Inc.	1,100	69,597
Hershey Co. (The)	400	58,164
Hormel Foods Corp.	600	30,516
Kellogg Co.	1,500	103,485

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
McCormick & Co., Inc. (Non-Voting)	300	$58,470
Mondelez International, Inc., Class A	4,505	249,983
Nestle SA (Registered)	1,700	201,408

		939,158

Household Products (2.8%)
Church & Dwight Co., Inc.	1,000	96,330
Clorox Co. (The)	500	118,255
Colgate-Palmolive Co.	2,000	154,400
Essity AB, Class B*	1,257	41,402
Henkel AG & Co. KGaA (Preference)(q)	511	50,345
Kimberly-Clark Corp.	1,300	197,652
Procter & Gamble Co. (The)	3,400	445,808
Unicharm Corp.	900	40,450

		1,144,642

Personal Products (1.4%)
Beiersdorf AG	180	21,449
Estee Lauder Cos., Inc. (The), Class A	600	118,524
Kao Corp.	500	36,269
L’Oreal SA	407	136,315
Unilever NV	3,274	193,794
Unilever plc	1,300	78,078

		584,429

Total Consumer Staples		4,793,069

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Enbridge, Inc.	3,100	99,218
Neste OYJ	1,200	55,200
TC Energy Corp.	2,900	132,177
TOTAL SE	2,688	99,801

Total Energy		386,396

Financials (15.5%)
Banks (4.8%)
Bank Hapoalim BM	4,000	23,964
Bank Leumi Le-Israel BM	10,549	53,187
Bank of America Corp.	8,500	211,480
Bank of Montreal	1,700	93,005
Bank of Nova Scotia (The)	4,400	180,704
Canadian Imperial Bank of Commerce	1,800	124,614
Citigroup, Inc.	1,100	55,011
Commonwealth Bank of Australia	1,286	65,362
DBS Group Holdings Ltd.	3,700	52,772
Hang Seng Bank Ltd.	1,400	22,048
HSBC Holdings plc	12,796	58,193
JPMorgan Chase & Co.	300	28,992
M&T Bank Corp.	200	21,190
Mitsubishi UFJ Financial Group, Inc.	7,900	29,636
Mizrahi Tefahot Bank Ltd.	1,800	37,416
National Bank of Canada	1,300	61,377
Oversea-Chinese Banking Corp. Ltd.	3,000	18,545
PNC Financial Services Group, Inc. (The)	1,200	128,004
Royal Bank of Canada	3,900	269,036
Sumitomo Mitsui Financial Group, Inc.	2,300	61,489
Sumitomo Mitsui Trust Holdings, Inc.	1,300	33,569
Svenska Handelsbanken AB, Class A*	4,000	37,910
Toronto-Dominion Bank (The)	5,900	261,072
US Bancorp	1,800	66,312

		1,994,888

Capital Markets (3.5%)
Ameriprise Financial, Inc.	300	46,089
ASX Ltd.	1,022	60,322
Bank of New York Mellon Corp. (The)	4,100	146,985
BlackRock, Inc.	300	172,503
Brookfield Asset Management, Inc., Class A	1,000	32,297
CME Group, Inc.	700	116,326
Deutsche Boerse AG	481	87,940
FactSet Research Systems, Inc.	100	34,630
Hong Kong Exchanges & Clearing Ltd.	1,500	71,727
Intercontinental Exchange, Inc.	1,900	183,882
London Stock Exchange Group plc	364	40,601
Moody’s Corp.	500	140,650
MSCI, Inc.	300	112,794
Nasdaq, Inc.	300	39,393
Northern Trust Corp.	800	62,680
T. Rowe Price Group, Inc.	900	124,290

		1,473,109

Consumer Finance (0.4%)
American Express Co.	1,600	149,312
Isracard Ltd.	1	2

		149,314

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	1,300	254,514
ORIX Corp.	2,600	27,979

		282,493

Insurance (6.1%)
Aflac, Inc.	2,900	103,153
Allianz SE (Registered)	791	164,985
Allstate Corp. (The)	1,500	141,585
American Financial Group, Inc.	400	24,308
Aon plc, Class A	800	164,176
Arthur J Gallagher & Co.	900	96,741
Assicurazioni Generali SpA	3,544	53,176
Baloise Holding AG (Registered)	210	32,044
Brown & Brown, Inc.	900	40,923
Chubb Ltd.	1,500	190,860
Fidelity National Financial, Inc.	1,200	38,832
Hartford Financial Services Group, Inc. (The)	1,300	55,016
Intact Financial Corp.	900	98,261
Japan Post Insurance Co. Ltd.	2,600	34,604
Legal & General Group plc	21,533	60,927
Manulife Financial Corp.	7,000	93,807
Marsh & McLennan Cos., Inc.	2,300	268,180
MetLife, Inc.	2,400	90,840
MS&AD Insurance Group Holdings, Inc.	1,200	30,107
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	660	175,474
Power Corp. of Canada	3,400	60,337
Progressive Corp. (The)	1,600	144,544
Sampo OYJ, Class A	1,600	58,120
Sompo Holdings, Inc.	900	29,650
Sun Life Financial, Inc.	2,400	93,549
Tokio Marine Holdings, Inc.	1,600	67,574
Travelers Cos., Inc. (The)	300	34,326
Zurich Insurance Group AG	280	103,510

		2,549,609

Total Financials		6,449,413

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Health Care (13.6%)
Biotechnology (1.0%)
Amgen, Inc.	623	$152,429
CSL Ltd.	200	38,573
Regeneron Pharmaceuticals, Inc.*	200	126,414
Vertex Pharmaceuticals, Inc.*	400	108,800

		426,216

Health Care Equipment & Supplies (4.4%)
Abbott Laboratories	2,100	211,344
Baxter International, Inc.	1,600	138,208
Cochlear Ltd.	200	27,249
Coloplast A/S, Class B	400	68,223
Danaher Corp.	800	163,040
Edwards Lifesciences Corp.*	1,800	141,138
Fisher & Paykel Healthcare Corp. Ltd.	1,691	40,396
Hoya Corp.	400	39,470
IDEXX Laboratories, Inc.*	300	119,325
Koninklijke Philips NV*	1,392	72,313
Medtronic plc	3,100	299,088
ResMed, Inc.	400	81,004
Smith & Nephew plc	1,574	31,424
STERIS plc	500	79,815
Stryker Corp.	900	173,970
Terumo Corp.	900	33,868
West Pharmaceutical Services, Inc.	400	107,548

		1,827,423

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	200	20,038
Anthem, Inc.	400	109,520
HCA Healthcare, Inc.	700	88,648
Henry Schein, Inc.*	400	27,492
Humana, Inc.	100	39,245
McKesson Corp.	300	45,048
Quest Diagnostics, Inc.	300	38,121
UnitedHealth Group, Inc.	800	242,224

		610,336

Health Care Technology (0.1%)
Cerner Corp.	500	34,725

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	900	86,697
Mettler-Toledo International, Inc.*	100	93,500
Thermo Fisher Scientific, Inc.	700	289,765
Waters Corp.*	300	63,945

		533,907

Pharmaceuticals (5.3%)
Astellas Pharma, Inc.	3,000	46,946
Chugai Pharmaceutical Co. Ltd.	1,200	53,769
Eli Lilly and Co.	1,400	210,406
GlaxoSmithKline plc	4,137	83,078
Johnson & Johnson	2,800	408,128
Merck & Co., Inc.	3,600	288,864
Merck KGaA	200	25,552
Novartis AG (Registered)	791	65,510
Novo Nordisk A/S, Class B	1,886	124,432
Ono Pharmaceutical Co. Ltd.	1,200	33,659
Otsuka Holdings Co. Ltd.	400	16,631
Pfizer, Inc.	7,600	292,448
Roche Holding AG	559	193,419
Sanofi	800	83,633
Shionogi & Co. Ltd.	300	17,819
UCB SA	309	39,596
Zoetis, Inc.	1,600	242,688

		2,226,578

Total Health Care		5,659,185

Industrials (13.2%)
Aerospace & Defense (1.1%)
General Dynamics Corp.	500	73,370
HEICO Corp.	200	19,224
Lockheed Martin Corp.	600	227,382
Northrop Grumman Corp.	300	97,503
Teledyne Technologies, Inc.*	100	30,670

		448,149

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	1,754	71,109
Expeditors International of Washington, Inc.	800	67,608
United Parcel Service, Inc., Class B	1,200	171,312

		310,029

Building Products (0.9%)
Allegion plc	200	19,892
Assa Abloy AB, Class B	1,200	26,339
Daikin Industries Ltd.	600	105,501
Geberit AG (Registered)	140	77,386
Lennox International, Inc.	100	26,814
Masco Corp.	800	45,728
Trane Technologies plc	700	78,309

		379,969

Commercial Services & Supplies (1.0%)
Cintas Corp.	200	60,374
Copart, Inc.*	300	27,975
Republic Services, Inc.	400	34,900
Secom Co. Ltd.	700	60,417
Waste Connections, Inc.	800	81,896
Waste Management, Inc.	1,400	153,440

		419,002

Construction & Engineering (0.5%)
Bouygues SA	1,098	39,055
Kajima Corp.	2,000	21,932
Obayashi Corp.	5,300	47,402
Shimizu Corp.	3,000	21,615
Taisei Corp.	800	27,586
Vinci SA	500	43,173
WSP Global, Inc.	400	25,118

		225,881

Electrical Equipment (0.8%)
Eaton Corp. plc	800	74,504
Legrand SA	300	23,239
Mitsubishi Electric Corp.	4,500	58,859
Rockwell Automation, Inc.	400	87,256
Schneider Electric SE	637	74,215

		318,073

Industrial Conglomerates (1.3%)
3M Co.	1,400	210,658
Honeywell International, Inc.	1,200	179,244
Roper Technologies, Inc.	200	86,490
Siemens AG (Registered)	498	63,813

		540,205

Machinery (2.1%)
Alfa Laval AB*	1,547	36,677
Atlas Copco AB, Class A	2,428	107,578
Caterpillar, Inc.	700	93,016
Cummins, Inc.	500	96,630
Deere & Co.	500	88,155
Dover Corp.	400	41,172
IDEX Corp.	200	32,964
Illinois Tool Works, Inc.	700	129,493

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kone OYJ, Class B	1,194	$94,610
PACCAR, Inc.	400	34,032
Parker-Hannifin Corp.	200	35,784
Sandvik AB*	2,000	37,280
Volvo AB, Class B*	2,258	39,071

		866,462

Marine (0.1%)
Kuehne + Nagel International AG (Registered)*	180	30,998

Professional Services (1.6%)
CoStar Group, Inc.*	100	84,976
Experian plc	990	34,886
IHS Markit Ltd.	1,300	104,949
Recruit Holdings Co. Ltd.	800	24,829
SGS SA (Registered)	15	39,398
Teleperformance	144	42,143
Thomson Reuters Corp.	1,000	69,775
TransUnion	300	26,871
Verisk Analytics, Inc.	600	113,226
Wolters Kluwer NV	1,635	129,270

		670,323

Road & Rail (2.2%)
Canadian National Railway Co.	2,500	244,205
Canadian Pacific Railway Ltd.	300	82,505
Central Japan Railway Co.	200	24,157
CSX Corp.	600	42,804
East Japan Railway Co.	1,000	57,717
Hankyu Hanshin Holdings, Inc.	1,000	28,676
Kintetsu Group Holdings Co. Ltd.	1,000	38,959
MTR Corp. Ltd.	4,000	19,891
Nagoya Railroad Co. Ltd.	1,200	30,321
Norfolk Southern Corp.	500	96,105
Odakyu Electric Railway Co. Ltd.	2,000	41,746
Old Dominion Freight Line, Inc.	200	36,564
Union Pacific Corp.	900	156,015
West Japan Railway Co.	500	21,539

		921,204

Trading Companies & Distributors (0.7%)
Brenntag AG	400	24,635
Fastenal Co.	1,000	47,040
Ferguson plc	473	42,303
ITOCHU Corp.	1,500	32,858
Mitsui & Co. Ltd.	1,900	28,512
Toyota Tsusho Corp.	2,200	55,533
WW Grainger, Inc.	200	68,306

		299,187

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	270	35,185
Kamigumi Co. Ltd.	1,400	25,606

		60,791

Total Industrials		5,490,273

Information Technology (16.2%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	4,819	226,975
Motorola Solutions, Inc.	400	55,920

		282,895

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	600	63,456
CDW Corp.	500	58,125
Corning, Inc.	1,400	43,400
Keyence Corp.	100	42,026
Kyocera Corp.	400	22,316
Omron Corp.	900	64,599

		293,922

IT Services (4.6%)
Accenture plc, Class A	1,200	269,736
Amadeus IT Group SA	700	35,155
Automatic Data Processing, Inc.	1,400	186,074
Booz Allen Hamilton Holding Corp.	500	40,880
Broadridge Financial Solutions, Inc.	200	26,868
CGI, Inc.*	1,100	78,567
Cognizant Technology Solutions Corp., Class A	1,400	95,648
FleetCor Technologies, Inc.*	100	25,857
GoDaddy, Inc., Class A*	400	28,112
International Business Machines Corp.	600	73,764
Jack Henry & Associates, Inc.	300	53,490
Mastercard, Inc., Class A	900	277,677
Nomura Research Institute Ltd.	1,700	44,959
Paychex, Inc.	1,100	79,112
PayPal Holdings, Inc.*	507	99,408
VeriSign, Inc.*	400	84,672
Visa, Inc., Class A	2,200	418,880

		1,918,859

Semiconductors & Semiconductor Equipment (1.4%)
ASML Holding NV	390	137,765
Intel Corp.	3,300	157,509
Maxim Integrated Products, Inc.	900	61,281
Texas Instruments, Inc.	1,918	244,641

		601,196

Software (5.9%)
Adobe, Inc.*	900	399,888
Cadence Design Systems, Inc.*	400	43,700
Check Point Software Technologies Ltd.*	300	37,605
Citrix Systems, Inc.	400	57,104
Intuit, Inc.	700	214,459
Microsoft Corp.	5,410	1,109,104
Open Text Corp.	800	36,009
Oracle Corp.	5,100	282,795
SAP SE	1,078	170,529
Synopsys, Inc.*	400	79,688

		2,430,881

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	2,599	1,104,679
Canon, Inc.	2,800	44,765
FUJIFILM Holdings Corp.	700	31,191
Seagate Technology plc	700	31,654

		1,212,289

Total Information Technology		6,740,042

Materials (3.3%)
Chemicals (2.7%)
Air Liquide SA	287	47,381
Air Products and Chemicals, Inc.	500	143,315
Akzo Nobel NV	670	63,305
Celanese Corp.	400	38,880
Chr Hansen Holding A/S	200	22,778
Ecolab, Inc.	900	168,372
FMC Corp.	400	42,420
Givaudan SA (Registered)	13	53,651
Koninklijke DSM NV	316	48,252
Linde plc	1,000	245,110
Novozymes A/S, Class B	400	23,997
PPG Industries, Inc.	500	53,825
Sherwin-Williams Co. (The)	100	64,792
Shin-Etsu Chemical Co. Ltd.	300	35,177
Symrise AG	300	37,481
Toray Industries, Inc.	5,400	23,437

		1,112,173

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Construction Materials (0.1%)
Vulcan Materials Co.	300	$35,226

Containers & Packaging (0.2%)
Ball Corp.	800	58,904

Metals & Mining (0.3%)
BHP Group Ltd.	2,538	67,267
BHP Group plc	1,834	40,000
Rio Tinto Ltd.	411	29,933

		137,200

Total Materials		1,343,503

Real Estate (3.4%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	300	53,265
American Tower Corp. (REIT)	400	104,556
Ascendas REIT (REIT)	12,000	30,656
AvalonBay Communities, Inc. (REIT)	600	91,872
CapitaLand Commercial Trust (REIT)	24,900	29,465
CapitaLand Mall Trust (REIT)	19,000	25,813
Daiwa House REIT Investment Corp. (REIT)	23	59,776
Dexus (REIT)	8,671	52,681
Duke Realty Corp. (REIT)	1,000	40,190
Equity LifeStyle Properties, Inc. (REIT)	1,000	68,320
Equity Residential (REIT)	1,400	75,082
Essex Property Trust, Inc. (REIT)	100	22,074
Goodman Group (REIT)	7,429	89,808
Japan Real Estate Investment Corp. (REIT)	8	41,036
Mid-America Apartment Communities, Inc. (REIT)	300	35,757
Nippon Building Fund, Inc. (REIT)	7	39,248
Nippon Prologis REIT, Inc. (REIT)	12	41,433
Nomura Real Estate Master Fund, Inc. (REIT)	28	34,768
Prologis, Inc. (REIT)	1,200	126,504
Public Storage (REIT)	200	39,976
Segro plc (REIT)	3,499	44,570

		1,146,850

Real Estate Management & Development (0.6%)
CapitaLand Ltd.	18,100	35,991
CBRE Group, Inc., Class A*	600	26,286
CK Asset Holdings Ltd.	7,000	38,596
Daiwa House Industry Co. Ltd.	1,000	22,233
Mitsubishi Estate Co. Ltd.	4,400	63,633
Mitsui Fudosan Co. Ltd.	1,000	15,718
Swiss Prime Site AG (Registered)	583	53,168

		255,625

Total Real Estate		1,402,475

Utilities (5.9%)
Electric Utilities (2.5%)
Enel SpA	9,207	84,275
Eversource Energy	2,500	225,175
FirstEnergy Corp.	900	26,100
Fortis, Inc.	900	36,653
Iberdrola SA	17,369	224,205
Orsted A/S(m)	780	111,726
Power Assets Holdings Ltd.	6,500	36,217
PPL Corp.	1,200	31,944
Red Electrica Corp. SA	5,446	106,291
SSE plc	2,023	34,621
Terna Rete Elettrica Nazionale SpA	13,465	100,440

		1,017,647

Gas Utilities (0.7%)
APA Group	5,011	39,358
Atmos Energy Corp.	1,100	116,589
Naturgy Energy Group SA	2,062	38,290
Osaka Gas Co. Ltd.	1,900	35,053
Snam SpA	6,000	31,954
Tokyo Gas Co. Ltd.	2,000	42,386

		303,630

Independent Power and Renewable Electricity Producers (0.3%)
Meridian Energy Ltd.	15,598	50,154
Uniper SE	2,151	74,594

		124,748

Multi-Utilities (1.9%)
Algonquin Power & Utilities Corp.	2,100	28,973
CMS Energy Corp.	1,200	77,016
Consolidated Edison, Inc.	1,900	145,977
E.ON SE	6,562	76,990
National Grid plc	7,297	86,300
NiSource, Inc.	1,600	39,120
Public Service Enterprise Group, Inc.	1,300	72,722
Sempra Energy	1,500	186,690
WEC Energy Group, Inc.	700	66,682

		780,470

Water Utilities (0.5%)
American Water Works Co., Inc.	1,000	147,270
Essential Utilities, Inc.	800	36,280
Severn Trent plc	1,200	38,621

		222,171

Total Utilities		2,448,666

Total Investments in Securities (97.6%) (Cost $35,939,078)		40,540,450
Other Assets Less Liabilities (2.4%)		985,019

Net Assets (100%)		$41,525,469

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2020, the market value of these securities amounted to $146,911 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Belgium	0.1
Canada	6.6
Denmark	0.9
Finland	0.6
France	2.3
Germany	3.1
Hong Kong	0.4
Israel	0.4
Italy	0.6
Japan	6.5
Netherlands	1.4
New Zealand	0.2
Norway	0.2
Singapore	0.5
Spain	1.2
Sweden	0.9
Switzerland	2.5
United Kingdom	3.0
United States	64.5
Cash and Other	2.4

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,085,043	$866,788	$—	$2,951,831
Consumer Discretionary	2,214,546	661,051	—	2,875,597
Consumer Staples	3,307,730	1,485,339	—	4,793,069
Energy	231,395	155,001	—	386,396
Financials	4,856,580	1,592,833	—	6,449,413
Health Care	4,523,625	1,135,560	—	5,659,185
Industrials	3,604,254	1,886,019	—	5,490,273
Information Technology	6,146,737	593,305	—	6,740,042
Materials	873,622	469,881	—	1,343,503
Real Estate	683,882	718,593	—	1,402,475
Utilities	1,237,191	1,211,475	—	2,448,666

Total Assets	$29,764,605	$10,775,845	$—	$40,540,450

Total Liabilities	$—	$—	$—	$—

Total	$29,764,605	$10,775,845	$—	$40,540,450

As of July 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,809,466
Aggregate gross unrealized depreciation	(1,243,676)

Net unrealized appreciation	$4,565,790

Federal income tax cost of investments in securities and derivative instruments, if applicable	$35,974,660

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each series (each, a “Fund” and collectively, the “Funds”) of the 1290 Funds (the “Trust”). The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management Group, LLC, formerly, AXA Equitable Funds Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company, formerly, AXA Equitable Life Insurance Company (“Equitable Financial”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

At a meeting held on April 21-22, 2020, the Trust’s Board of Trustees, upon the recommendation of the Adviser, approved a Plan of Liquidation and Termination for 1290 Convertible Securities Fund, 1290 Global Talents Fund, and 1290 Low Volatility Global Equity Fund (each, a “Liquidated Fund”). The liquidations took place after the close of business on July 31, 2020, on a T+1 basis (the “Liquidation Date”). On the Liquidation Date, each Fund distributed cash pro rata to all remaining shareholders who had not previously redeemed all of their Fund shares.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2020, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2020 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. The value and percentage, based on Total Investments in Securities, of the investments that applied these procedures on July 31, 2020 are as follows:

Funds:	Market Value	Percentage of Total Investments
1290 GAMCO Small/Mid Cap Value	$3,856,194	4.5%
1290 SmartBeta Equity	10,798,622	26.6

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

As of July 31, 2020, collateral pledged by counterparties to 1290 DoubleLine Dynamic Allocation for OTC derivatives consisted of $493,799 in the form of a U.S. Treasury Bill and a U.S. Treasury Inflation Linked Bond.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.